Document and Entity Information	6 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec 21, 2012
Entity Registrant Name	As Seen On TV, Inc.
Entity Central Index Key	0001432967
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Current Assets:
Cash and cash equivalents	$ 991,645	$ 4,683,186	$ 35,502
Accounts receivable, net	736,775	2,055,162	82,238
Advances on inventory purchases	667,090	304,702
Inventories	3,080,952	1,561,314	1,107
Deferred offering costs			63,500
Note receivable	500,000
Debt issuance costs, net	153,412
Prepaid expenses and other current assets	603,440	262,163	46,370
Total current assets	6,733,314	8,866,527	228,717
Investments, at cost			150,000
Certificate of deposit - non current	50,298	50,000
Property, plant and equipment, net	118,188	140,000	92,732
Intangible assets	2,839,216
Deposit on asset acquisition		729,450
Other non-current assets	2,185
Total Assets	9,743,201	9,785,977	471,449
Current Liabilities:
Accounts payable	859,100	433,591	332,833
Notes payable officer			91,219
Deferred revenue	3,750	33,750	88,652
Accrued interest related parties			2,354
Accrued registration rights penalty	156,000	156,000	156,000
Accrued expenses and other current liabilities	430,281	601,695	108,326
Notes payable - current portion	710,306	28,737	9,714
Warrant liability	21,227,942	25,797,615	4,117,988
Total current liabilities	23,387,379	27,051,388	4,907,086
Other liabilities - non current	40,000
Total liabilities	23,427,379	27,051,388
Commitments and contingencies
Stockholders' equity (deficiency):
Preferred stock
Common stock	3,237	3,197	1,089
Additional paid-in capital	1,396,146		3,460,597
Accumulated deficit	(15,083,561)	(17,268,608)	(7,897,323)
Total stockholders' equity (deficiency)	(13,684,178)	(17,265,411)	(4,435,637)
Total liabilities and stockholders' equity (deficiency)	$ 9,743,201	$ 9,785,977	$ 471,449

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Mar. 31, 2012	May 31, 2011	Mar. 31, 2011
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	750,000,000	750,000,000	750,000,000	400,000,000
Common stock, shares issued	32,370,784	31,970,784	31,970,784	10,886,374
Common stock, shares outstanding	32,370,784	31,970,784	31,970,784	10,886,374

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 637,724	$ 258,495	$ 1,037,955	$ 744,383	$ 8,165,470	$ 1,354,238
Cost of revenues	549,480	233,712	1,033,307	687,941	6,270,508	1,838,367
Gross profit	88,244	24,783	4,648	56,442	1,894,962	(484,129)
Operating expenses:
Selling and marketing expenses	155,547		199,860		3,517,765
General and administrative expenses	974,164	886,086	2,265,934	1,800,530	4,970,616	4,271,965
Loss from operations	(1,041,467)	(861,303)	(2,461,146)	(1,744,088)	(6,593,419)	(4,756,094)
Other (income) expense:
Warrant revaluation	(14,758,437)	6,089,324	(5,429,786)	5,565,771	(5,452,436)	1,935,256
Loss on extinguishment of debt		2,950,513		2,950,513	2,950,513
Revaluation of derivative liability		(61,677)		(209,351)	(209,351)
Registration Rights Penalty						156,000
Interest expenses (income), net						(10,440)
Other income	(572)	(1,199)	(3,634)	(1,426)	(10,076)	(25,407)
Interest expense	786,517	2,257,603	787,227	2,374,674	4,181,642	63,212
Interest expense - related party		3,208		22,201	23,271	104,783
Total other (income) expense	(13,972,492)	11,237,772	(4,646,193)	10,702,382	1,483,563	2,223,404
Income (loss) before income taxes	12,931,025	(12,099,075)	2,185,047	(12,446,470)	(8,076,982)	(6,979,498)
Provision for income taxes
Net income (loss)	$ 12,931,025	$ (12,099,075)	$ 2,185,047	$ (12,446,470)	$ (8,076,982)	$ (6,979,488)
Income /(loss) per common share
Basic	$ 0.4	$ (1.02)	$ 0.07	$ (1.08)
Diluted	$ 0.37	$ (1.02)	$ 0.06	$ (1.08)
Loss per common share - basic and diluted					$ (0.4)	$ (0.7)
Weighted-average number of common shares outstanding:
Basic	32,370,784	11,919,771	32,191,549	11,495,820
Diluted	34,873,579	11,919,771	34,491,919	11,495,820
Weighted-average number of common shares outstanding - basic and diluted					20,240,435	9,923,596

CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Mar. 31, 2010	$ (608,450)	$ 791	$ 308,584	$ (917,825)
Balance, shares at Mar. 31, 2010		7,909,375
Share based compensation	560,880		560,880
Common stock issued for services	151,400
Stock issued during period for services	365,500	12	365,488
Stock issued during period for services, shares		122,813
Warrants issued for services
Beneficial conversion feature on notes payable	107,000		107,000
Net Income (loss)	(6,979,488)			(6,979,498)
Reverse recapitalization transaction	(320,000)	14	(320,014)
Reverse recapitalization transaction, shares		143,375
Common stock issued in Private Placement, net of offering costs		224	4,085,339
Common stock issued in Private Placement, net of offering costs, shares	4,085,563	2,237,500
Warrants issued in Unit offering	(2,182,732)		(2,182,732)
Common shares issued on conversion of related party note payable	687,500	52	687,448
Common shares issued on conversion of related party note payable, shares		515,367
Beneficial conversion feature on related party loan
Retirement of common shares	(151,400)	(4)	(151,396)
Retirement of common shares, shares		(42,056)
Settlement of derivative liabilities
Balance at Mar. 31, 2011	(4,435,637)	1,089	3,460,597	(7,897,323)
Balance, shares at Mar. 31, 2011	10,886,374	10,886,374
Share based compensation	356,702		356,702
Common stock issued for services
Stock issued during period for services	184,000	2	183,998
Stock issued during period for services, shares		16,849
Warrants issued for services	132,707		132,707
Warrants issued for asset acquisition	162,192		162,192
Common shares issued for assets acquisition	500,000	25	499,975
Common shares issued for assets acquisition, shares		250,000
Beneficial conversion feature on notes payable	243,711		243,711
Net Income (loss)	(8,076,982)			(8,076,982)
Warrants issued with convertible notes	811,447		811,447
Common stock issued in Private Placement, net of offering costs		29	914,071
Common stock issued in Private Placement, net of offering costs, shares	914,100	292,500
Warrants issued in Unit offering	(27,647,425)		(26,353,122)	(1,294,303)
Common shares issued on conversion of related party note payable	107,000	13
Common shares issued on conversion of related party note payable, shares		133,750	106,987
Beneficial conversion feature on related party loan	243,711
Settlement of derivative liabilities	13,323		13,323
Common shares issued in Unit offering, net of Offering cost	10,894,253	1,563	10,892,690
Common shares issued in Unit offering, net of Offering cost, shares		15,625,945
Placement Agent consideration For Unit offering		10	(10)
Placement Agent consideration For Unit offering, shares		100,000
Common shares issued on conversion of notes payable in Unit offering	4,980,763	404	4,980,359
Common shares issued on conversion of notes payable in Unit offering, shares		4,041,563
Cashless exercise of Placement Agent warrants	3,594,435	33	3,594,402
Cashless exercise of Placement Agent warrants, shares		331,303
Shares issued under repricing agreement		29	(29)
Shares issued under repricing agreement, shares		292,500
Balance at Mar. 31, 2012	(17,265,411)	3,197		(17,268,908)
Balance, shares at Mar. 31, 2012	31,970,784	31,970,784
Share based compensation	135,108		135,108
Common stock issued for services	229,997	15	229,982
Common stock issued for services, shares		150,000
Warrants issued for services	(1,331)		(1,331)
Common shares issued for assets acquisition	257,500	25	257,475
Common shares issued for assets acquisition, shares		250,000
Warrants issued for asset acquisition, including warrant modification	241,880		241,880
Beneficial conversion feature on notes payable	533,032		533,032
Net Income (loss)	2,185,047			2,185,047
Beneficial conversion feature on related party loan	533,032
Balance at Sep. 30, 2012	$ (13,684,178)	$ 3,237	$ 1,396,146	$ (15,083,561)
Balance, shares at Sep. 30, 2012	32,370,784	32,370,784

CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (Parenthetical) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Unit Offerings [Member]
Offering costs	$ 1,605,747
Private Placement [Member]
Offering costs	$ 255,900	$ 389,437

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 2,185,047	$ (12,446,470)	$ (8,076,982)	$ (6,979,488)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	25,439	21,322	48,572	22,908
Accretion of discount on convertible debt	625,000	1,093,650	1,993,650
Amortization of deferred financing costs	152,000	1,261,121	2,149,491
Warrants issued for services	(1,331)	95,292	132,707
Share based compensation	135,108	123,426	356,702	560,880
Interest accretion in related party note payable		15,781	15,781	91,219
Shares issued for consulting services	229,997	184,000	184,000	365,500
Change in fair value of warrants	(5,429,786)	5,565,771	(5,452,436)	1,935,256
Accrued interest income - related party				(10,440)
Accrued registration penalty				156,000
Change in derivative liability		(209,351)	(209,351)
Loss on extinguishment of debt		2,950,513	2,950,513
Accrued interest-related party			(2,354)	33
Impairment of investments			150,000	522,100
Inventory write-down			347,720
Changes in opertating assets and liabilities:
Accounts receivable	1,318,387	(51,959)	(1,972,924)	72,003
Advances on inventory purchases	(362,388)	(766,182)	(304,702)
Inventories	(1,519,638)	(269,967)	(1,907,927)	45,081
Prepaid expenses and other current assets	(341,277)	(87,424)	(115,693)	18,800
Other non-current assets	(2,185)
Accounts payable	425,509	(153,508)	100,754	266,392
Deferred revenue	(30,000)	(46,152)	(54,902)	(2,202)
Accrued expenses and other current liabilities	(191,160)	69,658	493,369	47,276
Net cash used in operating activities	(2,781,278)	(2,650,479)	(9,174,012)	(3,032,698)
Cash flows from investing activities:
Investments				(582,100)
Deposit on asset acquisition		(40,000)	(67,254)
Increase in note receivable	(500,000)
Certificate of deposit - non current	(298)		(50,000)
Reverse recapitalization transaction				(320,000)
Purchase of intangible assets	(1,565,525)
Additions to property, plant and equipment	(3,627)	(49,150)	(95,840)	(85,955)
Net cash used in investing activities	(2,069,450)	(89,150)	(213,094)	(988,055)
Cash flows from financing activities:
Proceeds from issuance of convertible debt	1,275,000	2,550,000	2,550,000
Costs associated with convertible debt	(157,175)	(342,586)	(342,586)
Proceeds of notes payable	109,699	29,180	89,514	27,293
Repayment of notes payable	(68,337)	(9,714)	(70,491)	(67,579)
Repayment of loans from related parties				(513)
Deferred offering costs		(7,500)		(63,500)
Proceeds from private placements of common stock		1,170,000	13,670,000	4,475,000
Costs associated with private placement of common stock		(192,400)	(1,861,647)	(389,437)
Net cash provided by financing activities	1,159,187	3,196,980	14,034,790	3,981,264
Net increase (decrease) in cash and cash equivalents	(3,691,541)	457,351	4,647,684	(39,489)
Cash and cash equivalents - beginning of period	4,683,186	35,502	35,502	74,991
Cash and cash equivalents - end of period	991,645	492,853	4,683,186	35,502
Supplemental disclosures of cash flow information
Interest paid in cash	1,219	3,314	9,361	96,841
Taxes paid in cash
Non Cash Investing and Financing Activities
Common shares issued on conversion of related party note payable			107,000	687,500
Common shares issued in payment of related party receivables	229,997			151,400
Common shares issued towards asset acquisition	860,112	500,000	500,000
Warrants issued with debt	275,936	3,606,399	811,447
Cashless exercise of placement agent warrants		3,594,435	3,954,435
Deferred offering costs		63,500	63,500
Beneficial conversion feature on related party loan	533,032	243,711	243,711
Settlement of derivative liabilities		13,323	13,323
Warrant issued for asset acquisition	241,880
Liability recorded for asset acquisition	50,000
Insurance premiums financed through notes payable	99,699	38,875
Warrant liabilities			29,067,319	2,182,732
Common Shares issued in conversion of notes payable			$ 4,980,763

Description of Our Business	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Description of Our Business [Abstract]
Description of Our Business

Note 1.

Description of Our Business

As Seen On TV, Inc., a Florida corporation (the "Company" or "ASTV"), was organized in November 2006. ASTV and its operating subsidiaries (collectively referred to as the "Company") market and distribute products and services through direct response channels. Our operations are conducted principally through our wholly-owned subsidiary, TV Goods, Inc., a Florida corporation organized in October 2009 ("TVG").

Our primary channels of distribution are through television via infomercials (28.5 minute shows), short form spots (30 seconds to 5 minutes) and via shopping channels such as QVC and HSN. Our business model is to initially test the potential commercial viability of a product or service with a limited media campaign to determine if a full-scale marketing campaign would be justified. If preliminary marketing results appear to justify an expanded campaign, we will develop and launch an expanded program. Secondary channels of distribution include the Internet, retail, catalog, radio and print media.

Our executive offices are located in Clearwater, Florida.

Due to the similar nature of the underlying business and the overlap of our operations, we view and manage these operations as one business; accordingly, we do not report as segments.On August 9, 2012 we entered into a letter of intent with eDiets.com, Inc. for the acquisition of that company in a stock for stock transaction. On October 31, 2012, we entered into a definitive Agreement and Plan of Merger with eDiets.com, Inc. The terms of the Agreement and Plan of Merger provide that we will issue 19,077,252 shares of our common stock to the stockholders of eDiets.com, Inc. in exchange for 100% of the outstanding shares of that company. The closing of the transaction is subject to a number of conditions precedent, including, but not limited to:

·	the satisfactory completion of due diligence on each company by the other company,
·

the effectiveness of a registration statement on Form S-4 which we will file with the Securities and Exchange Commission to register the shares of our common stock to be issued to the eDiets.com, Inc. stockholders, and

·	requisite approval of the transaction by the stockholders of eDiets.com, Inc.

We are conducting our due diligence process and our target closing date for the transaction, assuming the satisfaction of the conditions precedent to closing, on or before March 31, 2013. However, as a result of the number of conditions precedent to close, investors should not place undue reliance on the execution of the definitive Agreement and Plan of Merger and there are no assurances that this transaction will ultimately be consummated.

Note 1.

Description of Our Business

As Seen On TV, Inc., a Florida corporation (the "Company" or "ASTV"), was organized in November 2006. ASTV and its operating subsidiaries (collectively referred to as the "Company") market and distribute products and services through direct response channels. Our operations are conducted principally through our wholly-owned subsidiary, TV Goods, Inc., a Florida corporation organized in October 2009 ("TVG").

Our primary channels of distribution are through television via infomercials (28.5 minute shows), short form spots (30 seconds to 5 minutes) and via shopping channels such as QVC and HSN. Our business model is to initially test the potential commercial viability of a product or service with a limited media campaign to determine if a full-scale marketing campaign would be justified. If preliminary marketing results appear to justify an expanded campaign, we will develop and launch an expanded program. Secondary channels of distribution include the Internet, retail, catalog, radio and print media.

Our executive offices are located in Clearwater, Florida.

Due to the similar nature of the underlying business and the overlap of our operations, we view and manage these operations as one business; accordingly, we do not report as segments.

Basis of Presentation	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Basis of Presenation [Abstract]
Basis of Presentation

Note 2.

Basis of Presentation.

The accompanying unaudited interim condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC") for reporting of interim financial information. Pursuant to such rules and regulations, certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted. Accordingly, these statements do not include all the disclosures normally required by accounting principles generally accepted in the United States for annual financial statements and should be read in conjunction with Management's Discussion and Analysis of Financial Condition and Results of Operations contained in this report. The accompanying consolidated condensed balance sheet as of March 31, 2012 has been derived from our audited financial statements. The condensed consolidated statements of operations and cash flows for the three and six month periods ending September 30, 2012 are not necessarily indicative of the results of operations or cash flows to be expected for any future period or for the year ending March 31, 2013.

The accompanying unaudited condensed consolidated financial statements have been prepared by management and should be read in conjunction to our consolidated financial statements, including the notes thereto, appearing in our Annual Report on Form 10-K for the year ended March 31, 2012. In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements contain all adjustments necessary to present fairly the financial position and results of operations as of the dates and for the periods presented.

The condensed consolidated financial statements include the accounts of the Company and its consolidated subsidiaries. All inter-company account balances and transactions have been eliminated in consolidation and certain prior period amounts have been reclassified to conform with the current period presentation.

Note 2.

Basis of Presentation

Effective October 27, 2011, the Company changed its name from H & H Imports, Inc. ("H&H") to As Seen On TV, Inc.

On May 28, 2010, H&H completed an Agreement and Plan of Merger (the "Merger Agreement") with TV Goods Holding Corporation, a Florida corporation ("TV Goods") and the Company's wholly owned subsidiary, TV Goods Acquisition, Inc. ("Acquisition Sub"), pursuant to which TV Goods merged with Acquisition Sub and continues its business as a wholly owned subsidiary of the Company. TVG is a wholly owned subsidiary of TV Goods (TV Goods and TVG sometimes collectively referred to in this report as "TV Goods"). Under the terms of the Merger Agreement, the TV Goods shareholders received shares of H&H common stock such that the TV Goods shareholders received approximately 98% of the total shares of H&H issued and outstanding following the merger. Due to the nominal assets and limited operations of H&H prior to the merger, the transaction was accorded reverse recapitalization accounting treatment under the provision of Financial Accounting Standards Board Accounting Standards Codification ("FASB ASC") 805 whereby TV Goods became the accounting acquirer (legal acquiree) and H&H was treated as the accounting acquiree (legal acquirer). The historical financial records of the Company are those of the accounting acquirer adjusted to reflect the legal capital of the accounting acquiree. In connection with the recapitalization transaction, TV Goods paid $320,000 consideration in cash to the legal acquirer.As the transaction was treated as a recapitalization, no intangibles, including goodwill, were recognized. Concurrent with the effective date of the reverse recapitalization transaction, the Company adopted the fiscal year end of the accounting acquirer, March 31.

The consolidated financial statements include the accounts of the Company and its consolidated subsidiaries. All inter-company account balances and transactions have been eliminated in consolidation and certain prior period amounts have been reclassified to conform with the current period presentation.

Liquidity	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Liquidity [Abstract]
Liquidity

Note 3.

Liquidity

As of September 30, 2012, we had approximately $992,000 in cash and cash equivalents. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which contemplate continuation as a going concern. We have sustained substantial operational losses since our inception, and such operational losses have continued through September 30, 2012 and have financed our operations primarily through the issuance of shares of our common stock and the issuance of convertible notes. At September 30, 2012, we had an accumulated deficit of approximately $15,084,000. The Company cannot predict how long it will continue to incur further losses or whether it will ever become profitable which is dependent upon the frequency and success of new and existing products. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty. Management believes the Company has sufficient cash resources (including the September 2012 Bridge Note (Note 11) and the November 2012 Private Placement (Note 15) to sustain operations through at least November 2013.

We have commenced implementing, and will continue to implement, various measures to address our financial condition, including:

·

Continuing to seek debt and equity financing and possible funding through strategic partnerships. However, there can be no assurances that the Company will be able to raise additional capital on favorable terms, or at all.

·

Curtailing operations where feasible to conserve cash through deferring certain of our marketing activities until our cash flow improves and we can recommence these activities with appropriate funding.

·

Investigating and pursuing transactions including mergers, and other business combinations and relationships deemed by the board of directors to present attractive opportunities to enhance stockholder value.

Note 3.

Liquidity

Since inception until our third fiscal quarter ending December 31, 2011, we have had limited sales and have financed our operations primarily through the issuance of shares of our common stock and the issuance of convertible notes.

At March 31, 2012, we had a cash balance of approximately $4.7 million, a working capital deficit of approximately $18.2 million and an accumulated deficit of approximately $17.3 million. As we have experienced losses from operations since our inception in October 2009, we have relied on a series of private placements and convertible debentures to fund our operations. The Company cannot predict how long it will continue to incur further losses or whether it will ever become profitable which is dependent upon the frequency and success of new and existing products. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty. Management believes the Company has sufficient cash resources to sustain operations through at least June 2013. The Company plans to increase revenues in order to reduce, or eliminate, its operating losses. In the event the Company incurs further losses, the Company may seek additional capital from external sources in order to enable it to continue to meet its financial obligations until it achieves profitability. There can be no assurances that the Company will be able to raise additional capital on favorable terms, or at all.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 4.

Summary of Significant Accounting Policies

Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenue and expenses during the reported periods. Our management believes the estimates utilized in preparing our consolidated financial statements are reasonable. Actual results could differ from these estimates.

Significant estimates for the periods reported include the allowance for doubtful accounts, sales returns and allowances and fair value assumptions used in determining share based compensation and warrant liabilities. Our allowance for doubtful accounts is based on an evaluation of our outstanding accounts receivable including the age of amounts due, the financial condition of our specific customers, knowledge of our industry segment and historical bad debt experience. This evaluation methodology has proved to provide a reasonable estimate of bad debt expense in the past and we intend to continue to employ this approach in our analysis of collectability.

In the direct response industry, purchased items are generally returnable for a certain period after purchase. We attempt to estimate returns and provide an allowance for sales returns where applicable. Our estimates are based on historical experience and knowledge of the products sold. The allowance for estimated sales returns totaled $209,858 and $275,000 at September 30, 2012 and March 31, 2012, respectively, and is included in accrued expenses.

We also rely on assumptions such as volatility, forfeiture rate, and expected dividend yield when deriving the fair value of share-based compensation and warrants. Assumptions and estimates employed in these areas are material to our reported financial conditions and results of operations. Actual results could differ from these estimates.

Cash and Cash Equivalents

All highly liquid investments purchased with an original maturity of three months or less are considered to be cash equivalents.

Revenue Recognition

We recognize revenue from product sales in accordance with FASB ASC 605 - Revenue Recognition. Following agreements or orders from customers, we ship product to our customers often through a third party facilitator. Revenue from product sales is only recognized when substantially all the risks and rewards of ownership have transferred to our customers, the selling price is fixed and collection is reasonably assured. Typically, these criteria are met when our customer's order is received and we receive acknowledgment of receipt by a third party shipper and collection is reasonably assured.

The Company has a return policy whereby the customer can return any product within 60-days of receipt for a full refund, excluding shipping and handling. However, historically the Company has accepted returns past 60-days of receipt. The Company provides an allowance for returns based upon specific product warranty agreements and past experience and industry knowledge. All significant returns for the periods presented have been offset against gross sales. The Company also provides a reserve for warranty, which is not significant and is included in accrued expenses.

Receivables

Accounts receivable consists of amounts due from the sale of our direct response and home shopping related products. Accounts receivables, net of allowances, totaled $736,775 and $2,055,162 at September 30, 2012 and March 31, 2012, respectively. Our allowance for doubtful accounts at September 30, 2012 and March 31, 2012, was approximately $6,000 and $75,000, respectively. The allowances are estimated based on historical customer experience and industry knowledge.

Inventories and Advances on Inventory Purchases

Inventories are stated at the lower of cost or market. Cost is determined using a first-in, first-out, or FIFO, method. We review our inventory for excess or obsolete inventory and write-down obsolete or otherwise unmarketable inventory to its estimated net realizable value. Inventories totaled $3,080,952 and $1,561,314 at September 30, 2012 and March 31, 2012, respectively. As we do not internally manufacture any of our products, we do not maintain raw materials or work-in-process inventories. In addition, the Company had made advanced deposits against inventory orders placed totaling $667,090 and $304,702 at September 30, 2012, and March 31, 2012, respectively. This balance represents payments made to our product suppliers in advance of delivery to the Company. It is common industry practice to require a substantial deposit against products ordered before commencement of manufacturing, particularly with off-shore suppliers. Additional advance payments may also be required upon achievement of certain agreed upon manufacturing or shipment benchmarks. Upon delivery and receipt by the Company of the items ordered, and the Company taking title to the goods, the balances are transferred to inventory.

Note Receivable

On August 9, 2012 we entered into a letter of intent with eDiets.com, Inc., a publically traded weight loss company, for the acquisition of that company in a stock for stock transaction. On October 31, 2012, we entered into the definitive Agreement and Plan of Merger. In connection with this transaction, on September 7, 2012, the Company loaned eDiets.com $500,000 under the terms of a Senior Promissory Note. The Note bears interest at 12% per annum and matures ten business days following the earlier of the closing of the pending merger or December 31, 2012.

Property, Plant and Equipment, net

We record property, plant and equipment and leasehold improvements at historical cost. Expenditures for maintenance and repairs are recorded to expense; additions and improvements are capitalized. We provide for depreciation and amortization using the straight-line method at rates that approximate the estimated useful lives of the assets. Leasehold improvements are amortized on a straight-line basis over the shorter of the useful life of the improvement or the remaining term of the lease.

Property, plant and equipment, net consists of the following:

	Estimated	September 30,	March 31,
Property, plant and equipment	Useful Lives	2012	2012
Computers and software	3 Years	$67,751	$64,724
Office equipment and furniture	5-7 Years	85,945	85,345
Leasehold improvements	1-3 Years	62,610	62,610
		216,306	212,679
Less: accumulated depreciation and amortization		(98,118)	(72,679)
		$118,188	$140,000

Depreciation and amortization expense totaled $13,943 and $25,439 for the three month and six month periods ending September 30, 2012, respectively, and $11,037 and $21,322 for the three month and six month periods ending September 30, 2011, respectively.

Earnings (Loss) Per Share

Basic earnings per share is based on the weighted effect of all common shares issued and outstanding and is calculated by dividing net income (loss) available to common stockholders by the weighted average shares outstanding during the period. Diluted earnings per share is calculated by dividing net income available to common stockholders by the weighted average number of common shares used in the basic earnings per share calculation plus the number of common shares, if any, that would be issued assuming conversion of all potentially dilutive securities outstanding. For the three month and six month periods ending September 30, 2011, no potentially issuable shares were reflected in a diluted calculation as the inclusion of potentially issuable shares would be anti-dilutive.

The following is a reconciliation of the number of shares used in the calculation of basic earnings per share and diluted earnings per share for the three and six months ended September 30, 2012 and 2011, respectively. All potentially dilutive common shares were anti-dilutive for the three month and six month periods ending September 30, 2011.

	Three Months Ended September 30,		Six Months Ended September 30,
	2012	2011	2012	2011

Net Income (loss)	$12,931,025	$(12,099,075)	$2,185,047	$(12,446,470)

Weighted-average number of common shares outstanding	32,370,784	11,919,771	32,191,549	11,495,820

Incremental shares from the assumed Exercise of dilutive securities:
Stock options	-	-	-	-
Convertible Note	559,006	-	281,030	-
Dilutive warrants	1,943,789	-	2,019,340	-
	34,873,579	11,919,771	34,491,919	11,495,820
Net earnings (loss) per share:
Basic	$0.40	$(1.02)	$0.07	$(1.08)
Diluted:	$0.37	$(1.02)	$0.06	$(1.08)

The following securities were not included in the computation of diluted net earnings per share as their effect would be anti-dilutive:

	Three Months Ended September 30,		Six Months Ended September 30,
	2012	2011	2012	2011

Stock options	1,055,000	1,250,000	1,055,000	1,250,000
Warrants	30,904,314	22,163,064	29,341,814	22,163,064
Convertible notes	-	1,242,188	-	1,242,188
Related party convertible note	-	133,750	-	133,750
	31,959,314	24,789,002	30,396,814	24,789,002

Share-Based Payments

We recognize share-based compensation expense on stock based awards. Compensation expense is recognized on that portion of stock option awards that are expected to ultimately vest over the vesting period from the date of grant. Employee options granted vest over their requisite service periods as follows: 6 months (50% vesting); 12 months (25% vesting) and 18 months (25% vesting). We granted no stock options or other equity awards which vest based on performance or market criteria. We apply an estimated forfeiture rate of 10% to all share-based awards which represents that portion we expected would be forfeited over the vesting period. We re-evaluate this analysis periodically and adjust our estimated forfeiture rate as necessary.

We utilized the Black-Scholes option pricing model to estimate the fair value of our stock options. Calculating share-based compensation expense requires the input of highly subjective judgment and assumptions, including estimates of expected life of the award, stock price volatility, forfeiture rates and risk-free interest rates. The assumptions used in calculating the fair value of share-based awards represent our best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and we use different assumptions, our share-based compensation expense could be materially different in the future.

Impairment of Long-Lived Assets

We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable from future undiscounted cash flows. Impairment losses are recorded for the excess, if any, of the carrying value over the fair value of the long-lived assets. No indicators of impairment existed at September 30, 2012 or March 31, 2012, respectively.

Income Taxes

We account for income taxes in accordance with FASB ASC 740 - Income Taxes. Under this method, deferred income taxes are determined based on the estimated future tax effects of differences between the financial statement and tax basis of assets and liabilities given the provisions of enacted tax laws. Deferred income tax provisions and benefits are based on changes to the assets or liabilities from year to year. In providing for deferred taxes, we consider tax regulations of the jurisdictions in which we operate, estimates of future taxable income, and available tax planning strategies. If tax regulations, operating results or the ability to implement tax-planning strategies vary, adjustments to the carrying value of deferred tax assets and liabilities may be required. Valuation allowances are recorded related to deferred tax assets based on the "more likely than not" criteria of FASB ASC 740 - Income Taxes.

FASB ASC 740 also requires that we recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the "more-likely-than-not" threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.

Concentration of Credit Risk

Financial instruments that potentially expose us to concentrations of credit risk consist primarily of cash, cash equivalents and trade accounts receivable. Cash and cash equivalents are held with financial institutions in the United States and from time to time we may have balances that exceed the amount of insurance provided by the Federal Deposit Insurance Corporation on such deposits. Concentration of credit risk with respect to our trade accounts receivable to our customers is limited to $736,775 at September 30, 2012. Credit is extended to our customers, based on an evaluation of a customer's financial condition and collateral is not required. To date, we have not experienced any material credit losses.

Marketing and Advertising Costs

Marketing, advertising and promotional costs are expensed when incurred and totaled $31,046 and $54,018 for the three month and six month periods ending September 30, 2012, respectively, and $11,729 and $15,716 for the three and six month periods ending September 30, 2011, respectively.

Fair Value Measurements

FASB ASC 820 - Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC 820 requires disclosures about the fair value of all financial instruments, whether or not recognized, for financial statement purposes. Disclosures about the fair value of financial instruments are based on pertinent information available to us on September 30, 2012 and March 31, 2012, respectively. Accordingly, the estimates presented in these financial statements are not necessarily indicative of the amounts that could be realized on disposition of the financial instruments.

FASB ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).

The three levels of the fair value hierarchy are as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded instruments and listed equities.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 includes financial instruments that are valued using models or other valuation methodologies. These models consider various assumptions, including volatility factors, current market prices and contractual prices for the underlying financial instruments. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.

Level 3 - Unobservable inputs for the asset or liability. Financial instruments are considered Level 3 when their fair values are determined using pricing models, discounted cash flows or similar techniques and at least one significant model assumption or input is unobservable.

The carrying amounts reported in the consolidated balance sheet for cash and cash equivalents, accounts receivable, note receivable, accounts payable, notes payable and accrued expenses approximate their fair value based on the short-term maturity of these instruments.

The Company recognizes all derivative financial instruments as assets or liabilities in the financial statements and measures them at fair value with changes in fair value reflected as current period income or loss unless the derivatives qualify as hedges. As a result, certain warrants issued in connection with various offerings were accounted for as derivatives. Additionally, the Company determined that the conversion feature on the convertible debentures issued in August 2011 and May 2011 qualifies for derivative accounting. See Note 9, Warrant Liabilities.

Debt Issuance Costs

The Company capitalizes debt issuance costs and amortizes these costs to interest expense over the term of the related debt.

New Accounting Standards

There have been no recent accounting pronouncements or changes in accounting pronouncements during the three months ended September 30, 2012, as compared to the recent accounting pronouncements described in the Company's Audited March 31, 2012 Financial Statements that are of material significance or have potential material significance to the Company.

Note 4.

Summary of Significant Accounting Policies

Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenue and expenses during the reported periods. Our management believes the estimates utilized in preparing our consolidated financial statements are reasonable. Actual results could differ from these estimates.

Significant estimates for the periods reported include the allowance for doubtful accounts which is based on an evaluation of our outstanding accounts receivable including the age of amounts due, the financial condition of our specific customers, knowledge of our industry segment and historical bad debt experience. This evaluation methodology has proved to provide a reasonable estimate of bad debt expense in the past and we intend to continue to employ this approach in our analysis of collectability.

In the direct response industry, purchased items are generally returnable for a certain period after purchase. We attempt to estimate returns and provide an allowance for sales returns where applicable. Our estimates are based on historical experience and knowledge of the products sold. The allowance for estimated sales returns totaled $275,000 and $4,757 at March 31, 2012 and 2011, respectively.

We also rely on assumptions such as volatility, forfeiture rate, and expected dividend yield when deriving the fair value of share-based compensation and warrants. Assumptions and estimates employed in these areas are material to our reported financial conditions and results of operations. Actual results could differ from these estimates.

Cash and Cash Equivalents

Cash and cash equivalents are recorded in the balance sheets at cost, which approximates fair value. All highly liquid investments purchased with an original maturity of three months or less are considered to be cash equivalents.

Revenue Recognition

We recognize revenue from product sales in accordance with FASB ASC 605 - Revenue Recognition. Following agreements or orders from customers, we ship product to our customers often through a third party facilitator. Revenue from product sales is only recognized when substantially all the risks and rewards of ownership have transferred to our customers, the selling price is fixed and collection is reasonably assured. Typically, these criteria are met when our customer's order is received and we receive acknowledgment of receipt by a third party shipper and collection is reasonably assured.

We also have offered our customers on a limited basis, services consisting of planning, shooting and editing infomercials to aid in the Direct Response marketing of their product or service. In these instances, revenue is recognized when the contracted services have been provided and accepted by the customer. Deposits, if any, on these services are recorded as deferred revenue until earned. Production costs associated with a given project are deferred until the related revenues are earned and recognized. As of March 31, 2012 and 2011, we had recognized deferred revenue of $33,750 and $88,652, respectively.

The Company has a return policy whereby the customer can return any product within 60-days of receipt for a full refund, excluding shipping and handling. However, historically the Company has accepted returns past 60-days of receipt. The Company provides an allowance for returns based upon specific product warranty agreements and past experience and industry knowledge. All significant returns for the periods presented have been offset against gross sales. The Company also provides a reserve for warranty, which is not significant and is included in accrued expense.

Investments

We carried our investment at March 31, 2011, at our direct cash cost. The amounts paid were determined by contract provision on the contract commitment date. Due to our percentage ownership of 10% and lack of significant influence, the investments made by the Company was not accounted for under the consolidation or equity methods of accounting. This investment was accounted for under the cost method as provided under ASC 325-Investments-Other. Under this method, the Company's share of the earnings or losses of each investee company are not included in our Consolidated Statement of Operations. However, impairment charges, if any, are recognized in the Consolidated Statement of Operations. During our fiscal year ended March 31, 2012 we recognized an impairment loss of $150,000 related to our investment in the Military Shopping Channel, LLC. If circumstances suggest that the value of the investee company has subsequently recovered, such recovery is not recorded.

Receivables

Accounts receivable consists of amounts due from the sale of our direct response and home shopping related products. Accounts receivables, net of allowances, totaled $2,055,162 and $82,238 at March 31, 2012 and 2011, respectively. Our allowance for doubtful accounts at March 31, 2012 and 2011, totaled $75,000 and $25,000, respectively. The allowances are estimated based on historical customer experience and industry knowledge.

Inventories and Advances on Inventory Purchases

Inventories are stated at the lower of cost or market. Cost is determined using a first-in, first-out, or FIFO, method. We review our inventory for excess or obsolete inventory and write-down obsolete or otherwise unmarketable inventory to its estimated net realizable value. Inventories totaled $1,561,314 and $1,107 at March 31, 2012 and 2011, respectively. As we do not internally manufacture any of our products, we do not maintain raw materials or work-in-process inventories. In addition, the Company had made advanced deposits against inventory orders placed totaling $304,702 and $0 at March 31, 2012 and 2011, respectively.

At March 31, 2012, the Company had a balance of $304,702 in deposits on inventory purchases. This balance represents payments made to our product suppliers in advance of delivery to the Company. It is common industry practice to require a substantial deposit against products ordered before commencement of manufacturing, particularly with off-shore suppliers. Additional advance payments may also be required upon achievement of certain agreed upon manufacturing or shipment benchmarks. Upon delivery and receipt by the Company of the items ordered, and the Company taking title to the goods, the balances are transferred to inventory.

Property, Plant and Equipment, net

We record property, plant and equipment and leasehold improvements at historical cost. Expenditures for maintenance and repairs are recorded to expense; additions and improvements are capitalized. We provide for depreciation using the straight-line method at rates that approximate the estimated useful lives of the assets. Leasehold improvements are amortized on a straight-line basis over the shorter of the useful life of the improvement or the remaining term of the lease.

Property, plant and equipment, net consists of the following:

		March 31,
Property, plant and equipment	Estimated Useful Lives	2012	2011
Computers and software	3 Years	$64,724	$52,432
Office equipment and furniture	5-7 Years	85,345	19,681
Leasehold improvements	1-3 Years	62,610	44,726
		212,679	116,839
Less: accumulated depreciation and amortization		(72,679)	(24,107)
		$140,000	$92,732

Depreciation and amortization expense totaled $48,572 and $22,908 for the years ended March 31, 2012 and 2011, respectively.

Earnings (Loss) Per Share

Basic earnings per share is based on the weighted effect of all common shares issued and outstanding and is calculated by dividing net income (loss) available to common stockholders by the weighted average shares outstanding during the period. Diluted earnings per share is calculated by dividing net income available to common stockholders by the weighted average number of common shares used in the basic earnings per share calculation plus the number of common shares, if any, that would be issued assuming conversion of all potentially dilutive securities outstanding. For the years ended March 31, 2012 and 2011, no potentially issuable shares were reflected in a diluted calculation as the inclusion of potentially issuable shares would be anti-dilutive.

The following securities were not included in the computation of diluted net earnings per share as their effect would be anti-dilutive:

	March 31,
	2012	2011

Stock options	1,025,000	800,000
Warrants	40,859,253	6,712,500
Related party convertible note	-	71,333
	41,884,253	7,583,833

Share-Based Payments

We recognize share-based compensation expense on stock option awards. Compensation expense is recognized on that portion of option awards that are expected to ultimately vest over the vesting period from the date of grant. All options granted vest over their requisite service periods as follows: 6 months (50% vesting); 12 months (25% vesting) and 18 months (25% vesting). We granted no stock options or other equity awards which vest based on performance or market criteria. We had applied an estimated forfeiture rate of 10% to all share-based awards as of our second fiscal quarter, 2011, which represents that portion we expected would be forfeited over the vesting period. We reevaluate this analysis periodically and adjust our estimated forfeiture rate as necessary.

We utilized the Black-Scholes option pricing model to estimate the fair value of our stock options. Calculating share-based compensation expense requires the input of highly subjective judgment and assumptions, including estimates of expected life of the award, stock price volatility, forfeiture rates and risk-free interest rates. The assumptions used in calculating the fair value of share-based awards represent our best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and we use different assumptions, our share-based compensation expense could be materially different in the future.

Impairment of Long-Lived Assets

We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable from future undiscounted cash flows. Impairment losses are recorded for the excess, if any, of the carrying value over the fair value of the long-lived assets. No indicators of impairment existed at March 31, 2012, except for the $150,000 impairment of our investment in the Military Shopping Channel. See Investments section in this footnote.

Income Taxes

We account for income taxes in accordance with FASB ASC 740 - Income Taxes. Under this method, deferred income taxes are determined based on the estimated future tax effects of differences between the financial statement and tax basis of assets and liabilities given the provisions of enacted tax laws. Deferred income tax provisions and benefits are based on changes to the assets or liabilities from year to year. In providing for deferred taxes, we consider tax regulations of the jurisdictions in which we operate, estimates of future taxable income, and available tax planning strategies. If tax regulations, operating results or the ability to implement tax-planning strategies vary, adjustments to the carrying value of deferred tax assets and liabilities may be required. Valuation allowances are recorded related to deferred tax assets based on the "more likely than not" criteria of FASB ASC 740 - Income Taxes.

FASB ASC 740 also requires that we recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the "more-likely-than-not" threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.

Concentration of Credit Risk

Financial instruments that potentially expose us to concentrations of credit risk consist primarily of cash, cash equivalents and trade accounts receivable. Cash and cash equivalents are held with financial institutions in the United States and from time to time we may have balances that exceed the amount of insurance provided by the Federal Deposit Insurance Corporation on such deposits. Concentration of credit risk with respect to our trade accounts receivable to our customers is limited to $2,055,162 at March 31, 2012. Credit is extended to our customers, based on an evaluation of a customer's financial condition and collateral is not required. To date, we have not experienced any material credit losses.

Marketing and Advertising Costs

Marketing, advertising and promotional costs are expensed when incurred and totaled $169,741 and $114,786 for years ended March 31, 2012 and 2011, respectively.

Fair Value Measurements

FASB ASC 820 - Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC 820 requires disclosures about the fair value of all financial instruments, whether or not recognized, for financial statement purposes. Disclosures about the fair value of financial instruments are based on pertinent information available to us on March 31, 2012 and 2011, respectively. Accordingly, the estimates presented in these financial statements are not necessarily indicative of the amounts that could be realized on disposition of the financial instruments.

FASB ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).

The three levels of the fair value hierarchy are as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded instruments and listed equities.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 includes financial instruments that are valued using models or other valuation methodologies. These models consider various assumptions, including volatility factors, current market prices and contractual prices for the underlying financial instruments. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.

Level 3 - Unobservable inputs for the asset or liability. Financial instruments are considered Level 3 when their fair values are determined using pricing models, discounted cash flows or similar techniques and at least one significant model assumption or input is unobservable.

The carrying amounts reported in the consolidated balance sheet for cash and cash equivalents, accounts receivable, accounts payable, notes payable and accrued expenses approximate their fair value based on the short-term maturity of these instruments. Determination of fair value of related party payables is not practicable due to their related party nature.

The Company recognizes all derivative financial instruments as assets or liabilities in the financial statements and measures them at fair value with changes in fair value reflected as current period income or loss unless the derivatives qualify as hedges. As a result, certain warrants issued in connection with various offerings were accounted for as derivatives. Additionally, the Company determined that the conversion feature on the convertible debentures issued in August 2011 and May 2011 qualifies for derivative accounting. See Note 8, Warrant Liabilities and Note 11, Notes Payable, for additional discussion.

Debt Issuance Costs

The Company capitalizes debt issuance costs and amortizes these costs to interest expense over the term of the related debt.

New Accounting Standards

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. ASU No. 2011-04 clarifies some existing concepts, eliminates wording differences between U.S. GAAP and International Financial Reporting Standards ("IFRS"), and in some limited cases, changes some principles to achieve convergence between U.S. GAAP and IFRS. ASU No. 2011-04 results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. The provisions of ASU No. 2011-04 became effective for us on April 1, 2012 and are to be applied prospectively. We do not expect the adoption of the provisions of ASU No. 2011-04 to have a material effect on our consolidated financial position, results of operations or cash flows and we do not expect to materially modify or expand our financial statement footnote disclosures.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. ASU No. 2011-05 requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements. ASU No. 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of stockholders' equity. The presentation requirements became effective for us on April 1, 2012. As ASU No. 2011-05 applies to financial statement presentation matters, the adoption of ASU No. 2011-05 will not affect our consolidated financial statements.

Asset Purchase	6 Months Ended
Sep. 30, 2012
Asset Purchase [Abstract]
Asset Purchase [Text Block]

Note 5.

Asset Purchase

On May 27, 2011, the Company entered into a binding letter agreement with Seen on TV, LLC, a Nevada limited liability company, with no affiliation with the Company, and Ms. Mary Beth Gearhart (formerly Fasano), its president. The letter agreement provided that we would obtain ownership of certain Seen on TV intangible assets, primarily consisting of the domain names "asseenontv.com" and "seenontv.com". Upon entering into the binding letter agreement, we issued 250,000 shares of restricted common stock, with a fair value of $500,000 on the contract date, and an initial cash payment of $25,000 to Ms. Gearhart. In addition, we granted 50,000 warrants to issue common shares, initially exercisable at $7.00 per share for a period of three years with a grant date fair value of approximately $162,000. Further, we made five additional monthly payments of $5,000 to the seller and a $10,000 contribution to a designated charitable organization. All payments made under the initial letter agreement, including the fair value of securities and an additional $7,000 paid for use of the URL "asseenontv.co.uk" totaled $729,450 at March 31, 2012.

On June 28, 2012, the Company finalized the asset purchase agreement with Seen on TV, LLC agreeing to (i) pay an additional $1,560,000 in cash, (ii) issue an additional 250,000 shares of restricted stock, (iii) issue 250,000 common stock purchase warrants, exercisable at $0.64 per share exercisable for three years from issuance, (iv) modifying the exercise price of the 50,000 common stock purchase warrants issued in May 2011 from $7.00 per share to $1.00 per share and extending their term, and (v) making five annual payments of $10,000 per year to a charitable organization designated by Seen on TV. This obligation was recorded with the current component of $10,000 being reported with accrued expenses and $40,000, the non-current portion, being reported as other liabilities - long-term. The Company agreed that so long as the seller owns at least 250,000 common shares received under the purchase agreement, if we were to issue additional shares of common stock, the seller will be entitled to receive additional shares sufficient to maintain their proportional ownership in the Company. The Company will be required to issue additional shares under this agreement as result of the November 2012 Private Placement (Note 15).

This transaction did not meet the criteria of a business combination within the guidelines of ASC 805-Business Combinations, and therefore was accounted for as an asset purchase. The transaction contained no contingent consideration and no liabilities were assumed contingent or otherwise. Accordingly, the assets acquired, all identifiable intangible assets, were recognized based on our costs of the assets acquired.

A summary of the total costs of the assets both under the initial May 27, 2011 binding letter agreement and the June 22, 2012 Asset Purchase Agreement were as follows:

Cash at closing	$1,620,000
May 2011 common shares issued	500,000
June 2012 common shares issued	257,500
Fair value of modified May 2011 warrants(*)	168,320
Fair value of June 2012 warrants	235,756
Additional cash payments and commitments	57,640
$2,839,216

-------

(*) includes approximately $6,000 related to warrant modification.

The Company accounted for the intangible assets in accordance with the provisions of ASC 350-Intangibles-Goodwill and Other. As the intangibles we acquired are not subject to legal, regulatory, contractual or other factors which limit their useful life, the potential economic benefits to the Company are considered indefinite within the meaning of the related guidance. Accordingly, no amortization of the related costs is being recognized. However, the Company recognizes the intangible assets are subject to review for potential impairment and if impairment were to be noted, an appropriate reduction in the carrying value of the assets would be recorded.

Major Customers	12 Months Ended
Mar. 31, 2012
Major Customers [Abstract]
Major Customers

Note 5.

Major Customers

Major customers are those customers that account for more than 10% of revenues. For the year ended March 31, 2012, 37% of revenues were derived from two major customers and the accounts receivable from these major customers represented 67% of total accounts receivable as of March 31, 2012. The loss of these customers would have a material adverse affect on the Company's operations.

There were no major customers for the year ended March 31, 2011.

Prepaid expenses and other current assets	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Prepaid expenses and other current assets [Abstract]
Prepaid expenses and other current assets

Note 6.

Prepaid expenses and other current assets

Components of prepaid expenses and other current assets consist of the following:

	September 30,	March 31,
	2012	2012

Prepaid production costs	$353,527	$93,100
Prepaid royalties	65,000	20,000
Prepaid license fees	33,866	37,549
Prepaid insurance	84,497	45,385
Prepaid investor relations fee	-	45,000
Prepaid media expenses	28,658	-
Prepaid expenses - other	37,892	21,129
	$603,440	$262,163

Note 6.

Prepaid expenses and other current assets

Components of prepaid expenses and other current assets consist of the following:

	March 31,
	2012	2011

Prepaid production costs	$93,100	$-
Prepaid shipping and freight	14,225	-
Prepaid license fees	37,549	-
Prepaid insurance	45,385	-
Prepaid investor relations fees	45,000	-
Prepaid expenses - other	26,904	28,065
Deposits	-	12,420
Project deposits	-	5,885
	$262,163	$46,370

Accrued expenses and other current liabilities	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Accrued expenses and other current liabilities [Abstract]
Accrued expenses and other current liabilities

Note 7.

Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	September 30,	March 31,
	2012	2012

Accrued compensation	$77,155	$63,115
Accrued warranty	79,240	90,000
Accrued sales returns	209,858	275,000
Accrued professional fees	43,300	164,999
Accrued rents	2,151	-
Accrued other	18,577	8,581
	$430,281	$601,695

Note 7.

Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	March 31,
	2012	2011

Accrued compensation	$63,115	$-
Accrued warranty	90,000	-
Accrued sales returns	275,000	-
Accrued professional fees	164,999	45,200
Accrued rents	-	53,613
Accrued other	8,581	9,513
	$601,695	$108,326

Private Placements	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Private Placement [Abstract]
Private Placement

Note 8.

Private Placements

On June 15, 2011 the Company and approximately twenty accredited investors entered into a securities purchase agreement and completed a closing of a private offering of 292,500 shares of the Company's common stock and three series of warrants to purchase up to 585,000 shares of common stock, in the aggregate, for aggregate gross proceeds of $1,170,000. The Company sold the shares at an initial purchase price of $4.00 per share, which may be adjusted downward, but not to less than $2.00 per share, under certain circumstances. In addition to the shares, the Company issued: (i) Series A Common Stock purchase warrants to purchase up to 292,500 shares of common stock at an exercise price of $3.00 per share; (ii) Series B Common Stock purchase warrants to purchase up to 146,250 shares of common stock at an exercise price of $5.00 per share and (iii) Series C Common Stock purchase warrants to purchase up to 146,250 shares of common stock at an exercise price of $10.00 per share.

In August 2011, a majority of the investors in the June 15, 2011 private offering, entered into a Notice, Consent, Amendment and Waiver Agreement ("Amendment Agreement") with the Company in connection with the Bridge Debenture (defined below) offering. Under the terms of the Amendment Agreement, all the investors (i) waived any right to participate in the Bridge Debenture offering or related offerings, (ii) waived a provision prohibiting certain subsequent equity sales and (iii) amendment to per share price protection. In exchange, the Company lowered the sale price of the June 15, 2011 private offering from $4.00 per share to $2.00 per share and according issued an additional 292,500 common shares under that agreement to the investors.

The Company engaged a registered broker dealer in connection with the offering and the broker dealer received a selling commission in cash of 10 percent of the aggregate funds raised, with an additional two percent in non-accountable cash expense allowance. In addition, the Company issued to the broker dealer common stock purchase warrants equal to 10 percent of (i) the number of shares and (ii) the number of shares of common stock issuable upon exercise of the warrants, with an exercise price of $3.00 per share.

On August 29, 2011, the Company raised aggregate gross proceeds of $1,800,000 under a private placement of 12% Senior Convertible Debentures (the "Bridge Debentures") with six accredited investors. Investors purchased Debentures, in the aggregate principal amount of $1,800,000. The Bridge Debentures carried an interest at a rate of 12% per annum and were payable quarterly. Principal and accrued interest on the Bridge Debentures would automatically convert into equity securities identical to those sold to investors in the Company's next offering of at least $4 million of gross proceeds of equity or equity linked securities (excluding the principal amount under the Bridge Debentures) that is consummated during the term of the Bridge Debentures (a "Qualified Financing") at a conversion price equal to 80% of the price paid by investors in the Qualified Financing (the "Conversion Price"). Furthermore, the Bridge Debentures could have been converted at any time at the option of the each Investor into shares of the Company's common stock, $0.0001 par value per share at an initial conversion price of $2.00 per share, subject to adjustment. The Debenture was due and payable on March 1, 2012 (the "Maturity Date"). In the event a Qualified Financing was not consummated on or before the Maturity Date, the entire principal amount of the Bridge Debenture, along with all accrued interest thereon, would, at the option of the holder, be convertible into the Company's common stock at a conversion price equal to $2.00 per share. The Company determined that the conversion option in the debentures was beneficial at issuance. As such, the Company recorded a discount from the beneficial conversion option of approximately $244,000 which was accreted to interest expense throughout the term of the Bridge Debentures.

Each investor also received a Bridge Warrant exercisable for a period of three years from the Closing Date to purchase a number of shares of the Company's common stock equal to the quotient obtained by dividing the principal amount of the Debenture by the Conversion Price at an exercise price equal to $2.00, subject to adjustment. If a Qualified Financing did not occur on or before the Maturity Date, then each Warrant would have been exercisable for that number of shares of common stock equal to the principal amount of the Debenture purchased divided by $0.90. Under the terms of the Bridge Warrant, the investor received cashless exercise rights in the event the underlying shares of common stock are not registered at the time of exercise. The Bridge Debentures and Bridge Warrants also provided for full-ratchet anti-dilution protection in the event that any shares of common stock, or securities convertible into common stock, are issued at less than the Exercise Price of the Warrants, except in connection with the following issuances of the Company's common stock, or securities convertible into common stock: (i) shares issuable under currently outstanding securities, including those authorized under stock plans, (ii) securities issuable upon the exchange or exercise of the Bridge Debenture or Bridge Warrants, (iii) securities issued pursuant to acquisitions or strategic transactions, or (iv) securities issued to the Placement Agent. See Note 9 for additional information about the Bridge Warrants.

On October 28, 2011 the Company, entered into and consummated a Securities Purchase Agreement with certain accredited investors for the private sale (the "2011 Unit Offering") of 243.1 units ("Unit") at $50,000 per Unit. Each Unit consisting of (i) 62,500 shares of common stock, and (ii) warrants to purchase 62,500 shares of common stock at an initial exercise price of $1.00 per share (the "Warrants"). Accordingly, for each $0.80 invested, investors received one share of common stock and one Warrant. The Company received gross proceeds of $12,155,000 (net proceeds of approximately $10,610,653 after commissions and offering related expenses) and issued an aggregate of 15,194,695 shares of common stock and 15,193,750 Warrants to the investors pursuant to the Securities Purchase Agreement.

On November 18, 2011, the Company sold an additional 6.9 Units under the Securities Purchase Agreement, receiving an additional $345,000 in gross proceeds (net proceeds of $283,600 after commissions and offering related expenses), issuing an additional aggregate of 431,250 shares of Common Stock and 431,250 Warrants to investors.

The October 28, 2011 and November 18, 2011, closings brought the total raised under the Securities Purchase Agreement to $12,500,000.

The Warrants are exercisable at any time within five years from the Closing Date at an exercise price of $1.00 per share with cashless exercise in the event a registration statement covering the resale of the shares underlying the Warrants is not in effect within six months of the completion of the Offering. The Warrants also provide for full-ratchet anti-dilution protection in the event that any shares of common stock, or securities convertible into common stock, are issued at less than the exercise price of the Warrants during any period in which the Warrants are outstanding, subject to certain exceptions as set forth in the Warrants.

If during a period of two years from the completion of the 2011 Unit Offering, the Company issues additional shares of common stock or other equity or equity-linked securities at a purchase, exercise or conversion price less than $0.80 (subject to certain exceptions and such price is subject to adjustment for splits, recapitalizations, reorganizations), then the Company shall issue additional shares of common stock to the investors so that the effective purchase price per share paid for the common stock included in the Units shall be the same per share purchase, exercise or conversion price of the additional shares.

The Company has provided the investors with "piggyback" registration rights with respect to the resale of the common stock and the shares of common stock issuable upon exercise of the Warrants.

The Company engaged a registered broker dealer to serve as placement agent (the "Placement Agent") who received (a) selling commissions aggregating 10% of the gross proceeds of the 2011 Unit Offering, (b) a non-accountable expense allowance of 2% of the gross proceeds of the 2011 Unit Offering to defray offering expenses, (c) five-year warrants to purchase such number of shares of common stock as is equal to 10% of the shares of common stock (i) included as part of the Units sold in this 2011 Unit Offering at an exercise price equal to $0.80 per share, and (ii) issuable upon exercise of the Warrants sold in the 2011 Unit Offering at an exercise price equal to $1.00 per share, and (d) 100,000 restricted shares of common stock.

The closing of the 2011 Unit Offering triggered the automatic conversion of all principal and accrued interest on the Bridge Debentures into Units in the 2011 Unit Offering at a conversion price equal to 80% of the price paid by investors in the 2011 Unit Offering, or $0.64 per share of common stock and Warrant (the "Debenture Conversion Price"). The holders of the Bridge Debentures received an aggregate of 2,869,688 shares of common stock and Warrants to purchase 2,869,688 shares of common stock. Each investor in the Bridge Offering also received a Bridge Warrant exercisable for a period of three years from the closing date of the Bridge Offering to purchase a number of shares of the Company's common stock equal to the quotient obtained by dividing the principal amount of the Bridge Debenture by the Debenture Conversion Price of $0.64 per share. Accordingly, at the closing of the 2011 Unit Offering and based on the full ratchet anti-dilution provisions of the Bridge Warrants, investors in the Bridge Offering received Bridge Warrants to purchase an aggregate of 8,789,063 shares of common stock. The Bridge Warrants continue to provide for full-ratchet anti-dilution protection if the Company issues at any time prior to August 30, 2012, any shares of common stock, or securities convertible into common stock, at a price less than the Bridge Warrant Exercise Price, subject to certain exceptions.

Further, in connection with the 2011 Unit Offering, Octagon, the holder of the Company's debenture in the principal amount of $750,000 issued on April 8, 2011, agreed to amend the Debenture to provide for automatic conversion into the Units in the 2011 Unit Offering at the Debenture Conversion Price. Accordingly, the holder of the Debenture received 1,171,875 shares of common stock and warrants to purchase 1,171,875 shares of common stock exercisable at $1.00 per share.

The Placement Agent also served as exclusive placement agent for the Bridge Offering. Accordingly, pursuant to the terms of the Bridge Offering, at the closing of the 2011 Unit Offering the Placement Agent and its assignees received warrants with full ratchet and anti-dilution protection to purchase an aggregate of 1,164,375 shares of common stock exercisable at $0.64 per share, each warrant exercisable on or before August 29, 2014.

In connection with the 2011 Unit Offering, Steve Rogai, the Company's President and Chief Executive Officer, agreed to convert a 12% convertible promissory note payable to him by the Company in the principal amount of $107,000 (the "Rogai Note"), together with accrued interest thereon, into Units in the 2011 Unit Offering at a conversion price of $0.80 per Share and Warrant. As such, Mr. Rogai was issued 133,750 shares of common stock and 133,750 Warrants in satisfaction of the Rogai Note. Also, the Company's executive officers each executed a lock up agreement (the "Lock Up Agreement") which provides that each officer shall not sell, assign, transfer or otherwise dispose of their shares of common stock or other securities of the Company for a period ending 270 days after the completion of the 2011 Unit Offering. Following this initial lock-up period, each officer has agreed to an additional six-month lock-up period for their shares during which they each may not sell more than 5,000 shares of common stock per month.

Note 8.

Private Placements

On June 15, 2011 the Company and approximately twenty accredited investors entered into a securities purchase agreement and completed a closing of a private offering of 292,500 shares of the Company's common stock and three series of warrants to purchase up to 585,000 shares of common stock, in the aggregate, for aggregate gross proceeds of $1,170,000. The Company sold the shares at an initial purchase price of $4.00 per share, which may be adjusted downward, but not to less than $2.00 per share, under certain circumstances. In addition to the shares, the Company issued: (i) Series A Common Stock purchase warrants to purchase up to 292,500 shares of common stock at an exercise price of $3.00 per share; (ii) Series B Common Stock purchase warrants to purchase up to 146,250 shares of common stock at an exercise price of $5.00 per share and (iii) Series C Common Stock purchase warrants to purchase up to 146,250 shares of common stock at an exercise price of $10.00 per share.

In August 2011, a majority of the investors in the June 15, 2011 private offering, entered into a Notice, Consent, Amendment and Waiver Agreement ("Amendment Agreement") with the Company in connection with the Bridge Debenture (defined below) offering. Under the terms of the Amendment Agreement, all the investors (i) waived any right to participate in the Bridge Debenture offering or related offerings, (ii) waived a provision prohibiting certain subsequent equity sales and (iii) amendment to per share price protection. In exchange, the Company lowered the sale price of the June 15, 2011 private offering from $4.00 per share to $2.00 per share and according issued an additional 292,500 common shares under that agreement to the investors.

The Company engaged a registered broker dealer in connection with the offering and the broker dealer received a selling commission in cash of 10 percent of the aggregate funds raised, with an additional two percent in non-accountable cash expense allowance. In addition, the Company issued to the broker dealer common stock purchase warrants equal to 10 percent of (i) the number of shares and (ii) the number of shares of common stock issuable upon exercise of the warrants, with an exercise price of $3.00 per share.

On August 29, 2011, the Company raised aggregate gross proceeds of $1,800,000 under a private placement of 12% Senior Convertible Debentures (the "Bridge Debentures") with six accredited investors. Investors purchased Debentures, in the aggregate principal amount of $1,800,000. The Bridge Debentures carried an interest at a rate of 12% per annum and were payable quarterly. Principal and accrued interest on the Bridge Debentures would automatically convert into equity securities identical to those sold to investors in the Company's next offering of at least $4 million of gross proceeds of equity or equity linked securities (excluding the principal amount under the Bridge Debentures) that is consummated during the term of the Bridge Debentures (a "Qualified Financing") at a conversion price equal to 80% of the price paid by investors in the Qualified Financing (the "Conversion Price"). Furthermore, the Bridge Debentures could have been converted at any time at the option of the each Investor into shares of the Company's common stock, $0.0001 par value per share at an initial conversion price of $2.00 per share, subject to adjustment. The Debenture was due and payable on March 1, 2012 (the "Maturity Date"). In the event a Qualified Financing was not consummated on or before the Maturity Date, the entire principal amount of the Bridge Debenture, along with all accrued interest thereon, would, at the option of the holder, be convertible into the Company's common stock at a conversion price equal to $2.00 per share. The Company determined that the conversion option in the debentures was beneficial at issuance. As such, the Company recorded a discount from the beneficial conversion option of approximately $244,000 which was accreted to interest expense throughout the term of the Bridge Debentures.

Each investor also received a Bridge Warrant exercisable for a period of three years from the Closing Date to purchase a number of shares of the Company's common stock equal to the quotient obtained by dividing the principal amount of the Debenture by the Conversion Price at an exercise price equal to $2.00, subject to adjustment. If a Qualified Financing did not occur on or before the Maturity Date, then each Warrant would have been exercisable for that number of shares of common stock equal to the principal amount of the Debenture purchased divided by $0.90. Under the terms of the Bridge Warrant, the investor received cashless exercise rights in the event the underlying shares of common stock are not registered at the time of exercise. The Bridge Debentures and Bridge Warrants also provided for full-ratchet anti-dilution protection in the event that any shares of common stock, or securities convertible into common stock, are issued at less than the Exercise Price of the Warrants, except in connection with the following issuances of the Company's common stock, or securities convertible into common stock: (i) shares issuable under currently outstanding securities, including those authorized under stock plans, (ii) securities issuable upon the exchange or exercise of the Bridge Debenture or Bridge Warrants, (iii) securities issued pursuant to acquisitions or strategic transactions, or (iv) securities issued to the Placement Agent. See Note 8 for additional information about the Bridge Warrants.

On October 28, 2011 (the "Closing Date") the Company, entered into and consummated a Securities Purchase Agreement with certain accredited investors for the private sale (the "Offering") of 243.1 units ("Unit") at $50,000 per Unit. Each Unit consisting of (i) 62,500 shares of common stock, and (ii) warrants to purchase 62,500 shares of common stock at an initial exercise price of $1.00 per share (the "Warrants"). Accordingly, for each $0.80 invested, investors received one share of common stock and one Warrant. The Company received gross proceeds of $12,155,000 (net proceeds of approximately $10,610,653 after commissions and offering related expenses) and issued an aggregate of 15,194,695 shares of common stock and 15,193,750 Warrants to the investors pursuant to the Securities Purchase Agreement.

On November 18, 2011, the Company sold an additional 6.9 Units under the Securities Purchase Agreement, receiving an additional $345,000 in gross proceeds (net proceeds of $283,600 after commissions and offering related expenses), issuing an additional aggregate of 431,250 shares of Common Stock and 431,250 Warrants to investors.

The October 28, 2011 and November 18, 2011 closings brought the total raised under the Securities Purchase Agreement to $12,500,000.

The Warrants are exercisable at any time within five years from the Closing Date at an exercise price of $1.00 per share with cashless exercise in the event a registration statement covering the resale of the shares underlying the Warrants is not in effect within six months of the completion of the Offering. The Warrants also provide for full-ratchet anti-dilution protection in the event that any shares of common stock, or securities convertible into common stock, are issued at less than the exercise price of the Warrants during any period in which the Warrants are outstanding, subject to certain exceptions as set forth in the Warrants.

If during a period of two years from the completion of the Offering, the Company issues additional shares of common stock or other equity or equity-linked securities at a purchase, exercise or conversion price less than $0.80 (subject to certain exceptions and such price is subject to adjustment for splits, recapitalizations, reorganizations), then the Company shall issue additional shares of common stock to the investors so that the effective purchase price per share paid for the common stock included in the Units shall be the same per share purchase, exercise or conversion price of the additional shares.

The Company has provided the investors with "piggyback" registration rights with respect to the resale of the common stock and the shares of common stock issuable upon exercise of the Warrants.

The Company engaged a registered broker dealer to serve as placement agent (the "Placement Agent") who received (a) selling commissions aggregating 10% of the gross proceeds of the Offering, (b) a non-accountable expense allowance of 2% of the gross proceeds of the Offering to defray offering expenses, (c) five-year warrants to purchase such number of shares of common stock as is equal to 10% of the shares of common stock (i) included as part of the Units sold in this Offering at an exercise price equal to $0.80 per share, and (ii) issuable upon exercise of the Warrants sold in this Offering at an exercise price equal to $1.00 per share, and (d) 100,000 restricted shares of common stock.

The closing of the Offering triggered the automatic conversion of all principal and accrued interest on the Bridge Debentures into Units in the Offering at a conversion price equal to 80% of the price paid by investors in the Offering, or $0.64 per share of common stock and Warrant (the "Debenture Conversion Price"). The holders of the Bridge Debentures received an aggregate of 2,869,688 shares of common stock and Warrants to purchase 2,869,688 shares of common stock. Each investor in the Bridge Offering also received a Bridge Warrant exercisable for a period of three years from the closing date of the Bridge Offering to purchase a number of shares of the Company's common stock equal to the quotient obtained by dividing the principal amount of the Bridge Debenture by the Debenture Conversion Price of $0.64 per share. Accordingly, at the closing of the Offering and based on the full ratchet anti-dilution provisions of the Bridge Warrants, investors in the Bridge Offering received Bridge Warrants to purchase an aggregate of 8,789,063 shares of common stock. The Bridge Warrants continue to provide for full-ratchet anti-dilution protection if the Company issues at any time prior to August 30, 2012, any shares of common stock, or securities convertible into common stock, at a price less than the Bridge Warrant Exercise Price, subject to certain exceptions.

Further, in connection with the Offering, Octagon, the holder of the Company's debenture in the principal amount of $750,000 issued on April 8, 2011, agreed to amend the Debenture to provide for automatic conversion into the Units in the Offering at the Debenture Conversion Price. Accordingly, the holder of the Debenture received 1,171,875 shares of common stock and warrants to purchase 1,171,875 shares of common stock exercisable at $1.00 per share.

The Placement Agent also served as exclusive placement agent for the Bridge Offering. Accordingly, pursuant to the terms of the Bridge Offering, at the Closing of the Offering the Placement Agent and its assignees received warrants with full ratchet and anti-dilution protection to purchase an aggregate of 1,164,375 shares of common stock exercisable at $0.64 per share, each warrant exercisable on or before August 29, 2014.

In connection with the Offering, Steve Rogai, the Company's President and Chief Executive Officer, agreed to convert a 12% convertible promissory note payable to him by the Company in the principal amount of $107,000 (the "Rogai Note"), together with accrued interest thereon, into Units in this Offering at a conversion price of $0.80 per Share and Warrant. As such, Mr. Rogai was issued 133,750 shares of common stock and 133,750 Warrants in satisfaction of the Rogai Note. Also, the Company's executive officers each executed a lock up agreement (the "Lock Up Agreement") which provides that each officer shall not sell, assign, transfer or otherwise dispose of their shares of common stock or other securities of the Company for a period ending 270 days after the completion of the Offering. Following this initial lock-up period, each officer has agreed to an additional six-month lock-up period for their shares during which they each may not sell more than 5,000 shares of common stock per month.

From April 2010 through July 2010, we sold Units containing common stock and warrants raising gross proceeds of $2,600,000 (net proceeds of $2,267,813 after offering related costs of $332,187), to 64 accredited investors (the "2010 Private Placement"). We secured $2,495,000 prior to June 30, 2010 and $105,000 in July 2010. The selling price was $2.00 per Unit; each Unit consists of: (1) one share (pre 1:20 reverse split) of common stock, par value $0.0001 per share; (2) one

Series A Warrant to purchase one share of common stock exercisable at $3.00 per share; (3) one Series B Warrant to purchase one share of common stock exercisable at $5.00 per share; and (4) one Series C Warrant to purchase one share of common stock exercisable at $10.00 per share. In connection with the 2010 Private Placement we issued 1,300,000 shares of common stock and warrants exercisable to purchase 3,900,000 shares of common stock. The warrants expire three years from the date of issuance and are redeemable by the Company at $0.20 per share, subject to certain conditions. Other than the exercise price and call provisions of each series of warrant, all other terms and conditions of the warrants are the same.

Under the terms of the 2010 Private Placement the Company provided that it would use its best reasonable effort to cause a registration statement to become effective within 180 days of the termination date of the offering. We have failed to comply with the registration rights provision and are obligated to make pro rata payments to the subscribers under the 2010 Private Placement in an amount equal to 1% per month of the aggregate amount invested by the subscribers up to a maximum of 6% of the aggregate amount invested by the subscribers. The maximum amount of penalty to which the Company may be subject is $156,000 which has been recognized in full in fiscal 2011.

In connection with the 2010 Private Placement, we paid certain fees and commissions to Forge Financial Group, Inc., a broker-dealer and a member of FINRA, as placement agent, of approximately $280,000. In addition, the Company granted Forge Financial Group, Inc. and its assignees a placement agent warrant to purchase up to a maximum amount of $260,000 worth of Units, (the "Placement Agent Option"). The underlying Series A, Series B and Series C warrants are substantially the same as the warrants issued under the 2010 Private Placement, but contain cashless exercise and anti-dilution provisions. See Note 8. Warrant Liability.

Warrants issued to Forge Financial Group, Inc. as placement agent to our April 2010 through July 2010 Unit offering contained an exercise price reset provision (or "down-round" provision). The Company accounted for these warrants as a liability equal to their fair value on each reporting date.

Warrant Liabilities	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Warrant Liabilities [Abstract]
Warrant Liabilities

Note 9.

Warrant Liabilities

Warrants issued to the placement agent in connection with the 2010 Private Placement contained provisions that protect holders from a decline in the issue price of its common stock (or "down-round" provisions) or that contain net settlement provisions. The Company accounted for these warrants as liabilities instead of equity. Down-round provisions reduce the exercise or conversion price of a warrant or convertible instrument if a company either issues equity shares for a price that is lower than the exercise or conversion price of those instruments or issues new warrants or convertible instruments that have a lower exercise or conversion price. Net settlement provisions allow the holder of the warrant to surrender shares underlying the warrant equal to the exercise price as payment of its exercise price, instead of physically exercising the warrant by paying cash. The Company evaluated whether warrants to acquire its common stock contain provisions that protect holders from declines in the stock price or otherwise could result in modification of the exercise price and/or shares to be issued under the respective warrant agreements based on a variable that is not an input to the fair value of a "fixed-for-fixed" option.

The warrants issued to the placement agent, in conjunction with the 2010 Private Placement, contained a down-round provision. The triggering event of the down-round provision was not based on an input to the fair value of "fixed-for-fixed" option and therefore was not considered indexed to the Company's stock. Since the warrant contained a net settlement provision, and it was not indexed to the Company's stock, it is accounted for as a liability.

The Company recognized these warrants as a liability equal to their fair value on each reporting date. On June 22, 2011, the warrant holders converted their warrants on a cashless basis into 331,303 common shares at an agreed upon stock price of $0.82 per share. As a result of the warrant conversion we re-measured the fair value of these warrants as of June 22, 2011, and recorded other income associated with the re-measurement of $523,553.

In connection with our $1,800,000 12% convertible debenture issuance in August 2011, the Company issued warrants to the investors and placement agent which contained provisions that protect holders from a decline in the issue price of our common stock or "down-round" provisions. The warrants also contain net settlement provisions. Accordingly, the Company accounted for these warrants as liabilities instead of equity. In addition, we considered the dilution and repricing provisions triggered by the 2011 Unit Offering which impacted the accounting recognition of this financing.

The Company recognized an initial warrant liability for the warrants issued in connection with our $1,800,000 12% convertible debenture of $1,556,289 which was recorded as a debt discount. The initial warrant liability recognized on the related placement agent warrants totaled $1,522,784 which was recorded as debt issuance costs. Due to the fluctuation in the market value of our common stock from March 31, 2012 through September 30, 2012, we recognized $1,840,870 in warrant revaluation income.

We recognized an initial warrant liability valuation on the series of warrants issued in connection with of $12,500,000 Unit Offering of $27,647,424. On October 28, 2011, at the initial closing of $12,155,000 of the 2011 Unit Offering, the closing price of our common stock as reported on OTC Markets was $1.25. On November 17, 2011, at the final closing of $345,000 of the 2011 Unit Offering, the closing price of our common stock as reported on OTC Markets was $0.90. On September 30, 2012, the closing price of our common stock as reported on OTC Markets was $0.70. Due to the fluctuations in the market value of our common stock from March 31, 2012 through September 30, 2012, we recognized $3,518,999 in warrant revaluation income.

In connection with our $1,275,000 12% senior secured convertible notes, we recognized an initial liability valuation on a series of warrants issued of $860,112. On both the September 7, 2012 initial closing of $1,000,000 and September 20, 2012 closing of $275,000, the closing price of our common stock as report on OTC Markets was $0.75. On September 30, 2012, the closing price of our common stock reported in OTC Markets was $0.70. Due to the fluctuations in the market value of our common stock from the warrants initial valuation dates through September 30, 2012, we recognized $69,917 in warrant revaluation income.

Accordingly, warrant revaluation income for the six month period ending September 30, 2012 related to our $1,800,000 12% convertible debenture, $12,500,000 Unit Offering and $1,250,000 12% senior secured convertible note totaled $5,429,786.

The assumptions used in connection with the valuation of warrants issued were as follows:

	September 30, 2012	March 31, 2012
Number of shares underlying the warrants	34,165,965	32,880,252
Exercise price	$0.64-$1.00	$0.64-$1.00
Volatility	181%	211%
Risk-free interest rate	0.23%-0.33%	1.04%
Expected dividend yield	0.00%	0.00%
Expected warrant life (years)	2.00 - 4.33	2.24 - 4.33

Recurring Level 3 Activity and Reconciliation

The tables below provides a reconciliation of the beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3). The table reflects gains and losses for the six month period ending September 30, 2012 for all financial liabilities categorized as Level 3 as of September 30, 2012.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

		Fair Value			Fair Value
		at		Decrease	at
	Number of	March 31,	Initial	in	September 30,
Description	Warrants	2012	Measurement	Fair Value	2012

Bridge Warrant	8,789,064	$6,604,706	$-	$(1,625,276)	$4,979,430

Bridge Warrant Placement Agent	1,165,875	876,119	-	(215,594)	660,525

Unit Offering	19,800,313	15,816,980	-	(3,042,276)	12,774,704

Unit Offering Placement Agent	3,125,000	2,499,810	-	(476,723)	2,023,088

2012 Bridge Warrant	1,071,428	-	716,760	(58,264)	658,496

2012 Bridge Placement Agent Warrant	214,285	-	143,352	(11,653)	131,699
	34,165,965	$25,797,615	$860,112	$(5,429,786)	$21,227,942

Note 9.

Warrant Liabilities

Warrants issued to the placement agent in connection with the 2010 Private Placement contained provisions that protect holders from a decline in the issue price of its common stock (or "down-round" provisions) or that contain net settlement provisions. The Company accounted for these warrants as liabilities instead of equity. Down-round provisions reduce the exercise or conversion price of a warrant or convertible instrument if a company either issues equity shares for a price that is lower than the exercise or conversion price of those instruments or issues new warrants or convertible instruments that have a lower exercise or conversion price. Net settlement provisions allow the holder of the warrant to surrender shares underlying the warrant equal to the exercise price as payment of its exercise price, instead of physically exercising the warrant by paying cash. The Company evaluated whether warrants to acquire its common stock contain provisions that protect holders from declines in the stock price or otherwise could result in modification of the exercise price and/or shares to be issued under the respective warrant agreements based on a variable that is not an input to the fair value of a "fixed-for-fixed" option.

The warrants issued to the placement agent, in conjunction with the 2010 Private Placement, contained a down-round provision. The triggering event of the down-round provision was not based on an input to the fair value of "fixed-for-fixed" option and therefore was not considered indexed to the Company's stock. Since the warrant contained a net settlement provision, and it was not indexed to the Company's stock, it is accounted for as a liability.

The assumptions used in connection with the 2010 Private Placement with the valuation as of June 22, 2011 were as follows:

Number of shares underlying the warrants	520,000
Exercise price	$2.00 - $10.00
Volatility	158%
Risk-free interest rate	.68%
Expected dividend yield	0.00%
Expected warrant life (years)	1.83 - 2.08

The Company recognized these warrants as a liability equal to their fair value on each reporting date. On June 22, 2011, the warrant holders converted their warrants on a cashless basis into 331,303 common shares at an agreed upon stock price of $16.40 per share. As a result of the warrant conversion we re-measured the fair value of these warrants as of June 22, 2011, and recorded other income associated with the re-measurement of $523,553.

In connection with our $1,800,000 12% convertible debenture issuance in August 2011, the Company issued warrants to the investors and placement agent which contained provisions that protect holders from a decline in the issue price of our common stock or "down-round" provisions. The warrants also contain net settlement provisions. Accordingly, the Company accounted for these warrants as liabilities instead of equity. In addition, we considered the dilution and repricing provisions triggered by the Company's October 2011 follow-on offering which impacted the accounting recognition of this financing.

The Company recognized an initial warrant liability for the warrants issued in connection with our $1,800,000 12% convertible debenture of $1,556,289 which was recorded as a debt discount. The initial warrant liability recognized on the related placement agent warrants totaled $1,522,784 which was recorded as debt issuance costs. Due to an increase in the market value of our common stock from the initial issuance date, August 29, 2011 through March 31, 2012, we recognized $4,401,752 in warrant revaluation expense.

We recognized an initial warrant liability valuation on the series of warrants issued in connection with of $12,500,000 Unit Offering of $27,647,424. On October 28, 2011, at the initial closing of $12,155,000 of the Unit Offering, the closing price of our common stock as reported on OTC Markets was $1.25. On November 17, 2011, at the final closing of $345,000 of the Unit Offering, the closing price of our common stock as reported on OTC Markets was $0.90. On March 31, 2012, the closing price of our common stock as reported on OTC Markets was $0.82. Due to the overall decline in the market value of our common stock from the initial valuations on October 28, 2011 and November 17, 2011, through March 31, 2012, we recognized $9,330,634 in warrant revaluation income.

Accordingly, warrant revaluation income for the year ending March 31, 2012 related to our 2010 Private Placement, $1,800,000 12% convertible debenture, and $12,500,000 Unit Offering totaled $5,452,436.

The assumptions used in connection with the valuation of warrants issued in connection with our 12% convertible debenture financing on the date of grant were as follows:

Number of shares underlying the warrants	9,953,438
Exercise price	$0.64
Volatility	190%
Risk-free interest rate	.35%
Expected dividend yield	0.00%
Expected warrant life (years)	3.00

The assumption used in connection with the valuation of warrants issued in connection with our $12,500,000 Unit Offering on the date of grant were as follows:

Number of shares underlying the warrants	22,925,313
Exercise price	$0.64 - $1.00
Volatility	190%
Risk-free interest rate	1.13%
Expected dividend yield	0.00%
Expected warrant life (years)	5.00

The assumptions used in connection with the remeasurement at March 31, 2012 of the warrants issued with our 12% convertible debenture financing and $12,500,000 were as follows:

Number of shares underlying the warrants	32,878,751
Exercise price	$.064 - $1.00
Volatility	211%
Risk-free interest rate	1.04%
Expected dividend yield	2.50-4.58%
Expected warrant life (years)	2.5 - 4.58

Recurring Level 3 Activity and Reconciliation

The tables below provides a reconciliation of the beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3). The table reflects gains and losses for the year ended March 31, 2012 for all financial liabilities categorized as Level 3 as of March 31, 2012.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Warrant liability 2010 Private Placement:
Balance as of April 1, 2011	$4,117,988
Decrease in fair value of warrants as of conversion date	(523,553)
Conversion to common stock	(3,594,435)
Balance as of December 31, 2011	$-

Warrant liability 12% convertible debenture:
Balance as of April 1, 2011	$-
Initial measurement of investor warrants	1,556,289
Initial measurement of placement agent warrants	1,522,784
Increase in fair value warrants included in earnings	4,401,752
Balance as of March 31, 2012	$7,480,825

Warrant liability $12,500,000 Unit Offering related:
Balance as of April 1, 2011	$-
Initial measurement of warrants:
Unit Offering investors	18,812,123
Unit Offering placement agent	3,768,606
12% convertible debenture conversion	3,482,334
Octagon convertible debenture conversion	1,422,057
Related party note conversion	162,304
Total initial measurements	27,647,424
Decrease in fair value included in earnings	(9,330,634)
Balance at March 31, 2012	$18,316,790

Summary of warrant liability:
Balance as of April 1, 2011	$4,117,988
Conversion to common stock	(3,594,435)
Initial measurements 12% convertible debentures - investor warrants	1,556,289
Initial measurements 12% convertible debentures - placement agent	1,522,784
Initial measurements of $12,500,000 Unit Offering	27,647,424
Decrease in fair value at conversion date	(523,553)
Decrease in fair value of warrants included in earnings	(4,928,882)
Balance as of March 31, 2012	$25,797,615

Related Party Transactions	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 10.

Related Party Transactions

Our Chief Executive Officer had loaned $107,000 to the Company in the past to meet short-term working capital needs. The loan was unsecured and carried an interest rate of 12% per annum. In May 2010, this obligation was formalized through the issuance of a 12% Convertible Promissory Note payable in the principal amount of $107,000, due May 25, 2011. The 12% Convertible Promissory Note was convertible into common shares of the Company at $1.50 per share and carried an interest rate of 12% per annum. The conversion feature of the Promissory Note proved beneficial under the guidance of ASC 470--Debt. Accordingly, a beneficial conversion feature of $107,000 was recognized and was accreted to interest expense over the initial one year term of the note. The note payable to officer was fully accreted at September 30, 2012 and March 31, 2012, respectively. On May 25, 2011, the Promissory Note was amended to extend the maturity one additional year under the same terms.

On August 18, 2011, our Chief Executive Officer entered into a Subordination Agreement relating to his note. In connection with our Bridge Debenture offering in the amount of $1,800,000, Mr. Rogai agreed to subordinate his position to that of the Bridge Offering investors. On October 28, 2011, the note in the principal amount of $107,000 was converted into Units offered in connection with the Company's October 28, 2011 financing. As a result, Mr. Rogai received 133,750 common shares and 133,750 warrants exercisable at $1.00 per share. Interest expense recognized under the note totaled $0 for each of the three month and six month periods ending September 30, 2012, and $3,210 and $22,201 for the three month and six month periods ending September 30, 2011, respectively.

Note 11.

Related Party Transactions

Our Chief Executive Officer had loaned the Company funds in the past to meet short-term working capital needs. These loans totaled $107,000, with related accrued interest of $0 and $2,354 at March 31, 2012 and 2011, respectively. The loan was unsecured and carried an interest rate of 12% per annum. In May 2010, this obligation was formalized through the issuance of a 12% Convertible Promissory Note payable in the principal amount of $107,000, due May 25, 2011. The 12% Convertible Promissory Note was convertible into common shares of the Company at $1.50 per share and carried an interest rate of 12% per annum. The conversion feature of the Promissory Note proved beneficial under the guidance of ASC 470--

Debt. Accordingly, a beneficial conversion feature of $107,000 was recognized and was accreted to interest expense over the initial one year term of the note. The accreted note payable to officer balance totaled $0 and $91,219 at March 31, 2012 and 2011, respectively. On May 25, 2011, the Promissory Note was amended to extend the maturity one additional year under the same terms.

On August 18, 2011, our Chief Executive Officer entered into a Subordination Agreement relating to his note. In connection with our Bridge Debenture offering in the amount of $1,800,000, Mr. Rogai agreed to subordinate his position to that of the Bridge Offering investors. On October 28, 2011, the note in the principal amount of $107,000 was converted into Units offered in connection with the Company's October 28, 2011 financing. As a result, Mr. Rogai received 133,750 common shares and 133,750 warrants exercisable at $1.00 per share. See Note 7.

Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note 10.

Income Taxes

At March 31, 2012 and 2011, we had gross deferred tax assets in excess of deferred tax liabilities of $4.25 million and $ 1.54 million, respectively. We determined that it is not "more likely than not" that such assets will be realized, and as such have applied a valuation allowance of $4.25 million and $1.54 million as of March 31, 2012 and 2011, respectively. We evaluate our ability to realize our deferred tax assets each period and adjust the amount of our valuation allowance, if necessary. We operate within multiple taxing jurisdictions and are subject to audit in those jurisdictions. Because of the complex issues involved, any claims can require an extended period to resolve.

FASB ASC 740 - Income Taxes requires that a valuation allowance be established when it is more likely than not all or a portion of a deferred tax asset will not be realized. A review of all available positive and negative evidence needs to be considered, including our current and past performance, the market environment in which we operate, the utilization of past tax credits and length of carry-back and carry-forward periods. Forming a conclusion that a valuation allowance is not needed is difficult when there is negative objective evidence such as cumulative losses in recent years. Cumulative losses weigh heavily in the overall assessment. We have applied a 100% valuation allowance against our net deferred tax assets as of March 31, 2012 and 2011.

A reconciliation between the amount of income tax benefit determined by applying the applicable US statutory income tax rate to pre-tax loss is as follows:

	Year Ended March 31,
	2012	2011
Federal Statutory	$(2,827,000)	$(2,440,000)
State Tax, Net of Federal	(289,000)	(250,000)
Change in Fair Value of Warrants	(2,103,000)	750,000
Stock Based Compensation	138,000	220,000
Non-Deductible Debt Discount	1,301,000	40,000
Loss on Extinguishment of Debt	1,138,000	-
Revaluation of Derivative Liability	(81,000)	-
Reserves and Depreciation	-	20,000
Meals & Entertainment and Other	12,000	290,000
Change in Tax Valuation Allowance on Deferred Tax Assets	2,711,000	1,370,000
	$-	$-

The valuation allowance increased by approximately $2.71 million for the year ended March 31, 2012 and increased by approximately $1.37 million for the year ended March 31, 2011.

The primary components of net deferred tax assets are as follows:

	At March 31,
	2012	2011
Net Operating Losses	$4,107,000	$1,530,000
Reserves	170,000	22,000
Depreciation	(27,000)	(13,000)
Valuation Allowance	(4,250,000)	(1,539,000)
Net Deferred Tax Assets	$-	$-

At March 31, 2012, we had net operating loss carry forwards of approximately $10.6 million for U.S. federal income tax purposes. The U.S. operating losses expire as follows:

Year of Expiration	Year Generated	U.S. Losses

March 31, 2030	March 31, 2010	$(475,000)
March 31, 2031	March 31, 2011	(4,368,000)
March 31, 2032	March 31, 2012	(5,803,000)
		$(10,646,000)

If there is an ownership change, as defined under Internal Revenue Code section 382, the use of net operating loss and credit carry-forwards may be subject to limitation on use. On October 28, 2011, the Company underwent an ownership change, as defined in Internal Revenue Code Section 382, which, in general, limits the use of prior year net operating tax losses in future years to approximately $1.5 million per year.

Uncertain Tax Positions

We have no unrecognized income tax benefits as of March 31, 2012 and March 31, 2011. There have been no material changes in unrecognized tax benefits through March 31, 2012. The fiscal years March 31, 2012, 2011 and 2010 are considered open tax years in U.S. federal and state tax jurisdictions. We currently do not have any audit investigations in any jurisdiction.

Notes Payable	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Notes Payable [Abstract]
Notes Payable

Note 11.

Notes Payable

On September 20, 2012 the Company completed a private placement of securities with 11 accredited investors under to a Securities Purchase Agreement dated September 7, 2012, raising aggregate gross proceeds of $1,275,000. The private placement was completed on September 20, 2012. Investors purchased from the Company 12% Senior Secured Convertible Notes, in the aggregate principal amount of $1,275,000. The Notes bear interest at a rate of 12% per annum and are payable on the "Maturity Date" defined below. Principal and accrued interest on the Notes will automatically convert into equity securities identical to those sold to investors in the Company's next offering of at least $3 million of gross proceeds of equity or equity linked securities (excluding the principal amount under the Notes) that is consummated during the term of the Notes (a "Qualified Financing") at a conversion price equal to 85% of the Next Round Equity Securities (the "Conversion Price"). The Notes are due and payable on March 20, 2013 (the "Maturity Date"). In the event a Qualified Financing is not consummated on or before the Maturity Date, the entire principal amount of the Note, along with all accrued interest thereon, shall, at the option of the holder, be convertible into the Company's Common Stock, at a conversion price equal to the average daily volume weighted average price ("VWAP") of the Common Stock for the 10 trading days immediately preceding the Maturity Date on the trading market on which our Common Stock is then listed or quoted at a 20% discount.

The indebtedness evidenced by the Notes shall be senior to, and have priority in right of payment over, all indebtedness of Company now outstanding. The Notes are secured by a first lien and security interest in all of the assets of the Company and its wholly-owned subsidiary, TV Goods, Inc. pursuant to the terms of the Security Agreement dated as of September 7, 2012, by the Company in favor of Collateral Agents, LLC as agent of the Investors.

Each Investor also received a warrant (the "2012 Bridge Warrant") exercisable for a period of three years from the Closing Date to purchase a number of shares of the Company's Common Stock equal to the quotient obtained by dividing 50% of the principal amount of the Note held by the holder by the conversion price of the Note. If a Qualified Financing does not occur on or before the Maturity Date of the Note, then the number of warrant shares shall be equal to the quotient obtained by dividing 50% of the principal amount of the Note held by the holder by the average VWAP of the common stock measured for the 10 day period immediately preceding the Maturity Date of the Notes. The initial exercise price of the 2012 Bridge Warrants is $0.80 per share, subject to adjustment. Furthermore, if after the 6 month anniversary of the initial exercise date of each 2012 Bridge Warrant there is no effective registration statement registering, or no current prospectus available for the resale of, the warrant shares by the holder, but excluding a period of any certain allowed delay, the 2012 Bridge Warrant may be exercised, in whole or in part, on a cashless basis.

The 2012 Bridge Warrant also provides for weighted average ratchet anti-dilution protection in the event that any shares of common stock, or securities convertible into common stock, are issued at less than the exercise price of the warrants, except in connection with the following issuances of the Company's common stock, or securities convertible into common stock: (i) shares issuable under currently outstanding securities, including those authorized under stock plans, (ii) shares of common stock issued pursuant to a stock split or dividend; (iii) securities issued or issuable in connection with the Securities Purchase Agreement; or (iv) securities issued pursuant to acquisitions or strategic transactions approved by a majority of disinterested directors of the Company. Due to the anti-dilution protection in the warrants they have been classified as liabilities.

In connection with the Securities Purchase Agreement, Company engaged a placement agent (the "Placement Agent"), to act as the Company's exclusive agent for the offering. In exchange for the Placement Agent acting as the exclusive agent for the Securities Purchase Agreement, the Company agreed to pay to the Placement Agent a cash placement fee equal to 10% of the aggregate gross proceeds from the sale of Notes sold to investors. As additional compensation, the Company issued to the Placement Agent or its designees, for nominal consideration, common stock purchase warrants equal to 10% of the number of shares of common stock issuable upon conversion of the Notes at an exercise price equal to $0.80 per share (the "Placement Agent Warrants"). The Placement Agent's Warrants provide the holder thereof with immediate cashless exercise rights and "weighted average" price protection right consistent with the terms of the investor warrants and are exercisable for three years.

The Company received net proceeds of approximately $1,117,825 after payment of an aggregate of $127,500 of commissions and expense allowance to the Placement Agent, and approximately $29,675 of other offering and related costs in connection with the private placement. The Company shall use the net proceeds from the Securities Purchase Agreement for working capital purposes, including advancing $500,000 to eDiets.com, Inc. under a 12% Convertible Note dated September 6, 2012 (the "eDiets Note"). The eDiets Note is due and payable on the earlier of the date that is 10 business days following the earlier to occur of (i) the closing date of the proposed merger by and between the Company and eDiets; (ii) December 31, 2012; or (iii) an event of default as defined under the eDiets Note. Interest on the Note accrues at a rate of 12% per annum and is due and payable upon the maturity date of the eDiets Note.

In connection with this transaction, the Company recognized a total debt discount of $1,249,792, comprised of a recognized beneficial conversion feature of $533,032 and the fair value of detachable warrants totaling $716,760. Such amounts were determined based on the price per share of the November 2012 Qualified financing. See Note 15. As the notes will automatically convert into a planned Qualified Financing, the discount is being accreted to interest expense over a two month period. Accordingly, we recognized $625,000 in related interest as of September 30, 2012.

In addition, in connection with our $1,275,000 funding, we recognized $305,412 in related debt issuance costs. As the notes will automatically convert into a planned Qualified financing, the costs are being accreted to interest expense over a two month period. We recognized $152,000 in related interest expense as of September 30, 2012.

At September 30, 2012 and March 31, 2012, the Company had notes payable of $710,306 and $28,737, respectively, reflecting amounts due under our 12% Senior Secured Convertible Notes described above and insurance related note financings payable under terms of less than one year.

Note 12.

Notes Payable

On April 11, 2011, the Company and Octagon Capital Partners ("Octagon"), an accredited investor, entered into a securities purchase agreement in which Octagon purchased from the Company a convertible debenture, in the principal amount of $750,000. The debenture carried an interest rate of 0% per annum and was convertible into shares of the Company's common stock at any time commencing on the date of the debenture at a conversion price of $4.00 per share, subject to adjustment. The debenture was due and payable on December 1, 2011. In connection therewith, the Company also issued the following warrants to Octagon: 187,500 Series A Common Stock Purchase Warrants exercisable at $3.00 per share, 93,750 Series B Common Stock Purchase Warrants exercisable at $5.00 per share and 93,750 Series C Common Stock Purchase Warrants exercisable at $10.00 per share. Total commissions and fees payable to the placement agent in connection with this transaction was $90,000 in cash, 42,187 Series A Common Stock Purchase Warrants exercisable at $3.00 per share and 14,062 Series B Common Stock Purchase Warrants exercisable at $5.00 per share. Warrants issued to the placement agent in this transaction had a fair value at issuance of $284,121 which was recorded as a debt issuance cost and was being accreted to interest expense over the term of the debenture. Upon issuance of the debenture, the Company accounted for the transaction under the guidance of ASC 470-Debt and ASC 815-Derivatives and Hedging. As the ultimate conversion rates could change due to a "down-round" provision, the Company bifurcated the conversion option and recorded a derivative liability which was adjusted to market each reporting period. The derivative liability was initially valued at $222,674 on the date of the transaction and was recorded as a debt discount with a credit to a derivative liability. The change in fair value of the derivative liability recognized totaled approximately $209,000 for the year ended March 31, 2012. The derivative liability was re-measured at a fair value of $13,323 on August 28, 2011, the effective date of the Company's closing of its $1,800,000 convertible debenture transaction. As the conversion price of the debentures became fixed, the fair value of the derivative liability was reclassified to equity as it no longer met bifurcation criteria on August 28, 2011. The relative fair value of the detachable warrants, initially recorded at $527,326, was recorded as a debt discount and was initially being accreted to interest expense under the effective interest rate method over the term of the debenture, due December 1, 2011.

On August 17, 2011, Octagon entered into an Amendment to its convertible debenture modifying the conversion option. The Amendment was entered into in connection with the Company's Bridge Debenture transaction concluded on August 28, 2011. The Amendment transaction was treated as an extinguishment of debt related to the original Octagon note, effective on August 28, 2011, the closing date of the 12% convertible debenture transaction. Accordingly, the carrying value of the Octagon debenture on August 28, 2011 of $193,650, including the unaccredited balances in the related note discount and debt issuance cost of $277,524 were written-off with a loss on extinguishment of debt being recognized of $2,950,513 and a fair value of the modified note obligation being recognized of $3,144,163. The fair value of the modified note was determined by fair valuing 1,171,875 common shares and 1,171,875 related investor warrants as of August 29, 2011, the modification date.

On October 28, 2011, the Company converted the Octagon convertible debentures into Units of the Company's Unit Offering. See Note 7.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) - See note 8 for assumptions used:

Derivative liability:
Balance April 1, 2011	$-
Initial valuation	222,674
Revaluation of derivative	(209,351)
Reclassification to equity	(13,323)
Balance at December 31, 2011	$-

Commencing in November 2009 through March 2010, the Company issued a series of 12% Senior Working Capital Notes and Revenue Participation Agreements totaling $687,500 in gross proceeds with net proceeds of $581,750 after related costs of $105,750.

In connection with the issuance of the Senior Working Capital Notes, the Company recognized deferred financing costs of $105,750 and a discount on the notes attributable to the fair value of the common shares issued of $309,375. These costs were initially being accreted over the life of the notes. Subsequent to issuance, and at March 31, 2010, the notes were in default for failure to pay the required interest. As a result of the default, the notes became immediately callable by the note holders. Accordingly, the unaccreted balances remaining attributable to financing costs and Note discount were charged to interest expense.

Due to the default status of the notes for failure to make timely interest payments, during the first fiscal quarter of fiscal 2011, the Company entered into a series of Amendment and Exchange Agreements, modifying the terms and conditions of their 12% Senior Working Capital Notes and Revenue Participation Agreements, which totaled $687,500.

In May 2010, concurrent with the completion of the Merger Agreement, the Amended and Restated Senior Working Capital Notes totaling $687,500 were converted, at the contractual agreed upon rate of $1.334 per share, resulting in the issuance of 515,360 common shares. Also, as provided in the amended note agreements, upon conversion, the note holders were paid interest through December 31 2010, the maturity date. Actual interest earned prior to conversion plus the additional interest through the maturity date totaled $84,379. The entire interest payment was paid in cash and charged to interest expense in May 2010.

In March 2010, the Company borrowed $50,000 under a note agreement. The note was due on or before the earlier of (a) the initial closing of the Company's then pending 2010 Private Placement or (b) August 30, 2010, the maturity date. The note provided that in the event there was no closing of the 2010 Private Placement prior to the maturity date, the note holder will forgive $25,000 and the related accrued interest. The note carried an interest rate of 12% per annum and could be prepaid at any time; however, in the event of a prepayment, the company was obligated to pay interest through the maturity date. The lender in this transaction was an officer of the placement agent in the Company's 2010 Private Placement. In May 2010, upon completion of the 2010 Private Placement, the note and related accrued interest were paid-in full.

At March 31, 2012 and 2011, the Company had notes payable of $28,737 and $9,714, respectively, reflecting amounts due on insurance related note financings payable under terms of less than one year.

Commitments	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Commitments [Abstract]
Commitments

Note 12.

Commitments

Leases

On January 20, 2010, the Company entered into a 38-month lease agreement for our 10,500 square foot headquarters facility in Clearwater, Florida. Terms of the lease provide for base rent payments of $6,000 per month for the first six months; a base rent of $7,500 per month for the next 18 months and $16,182 per month from January 2012 through February 2013. The increase in minimum rental payments over the lease term is not dependent upon future events or contingent occurrences. In accordance with the provisions of ASC 840 - Leases, the Company recognized lease expenses on a straight-line basis, which total $10,462 per month over the lease term.

On February 1, 2012, the Company entered into a new 36-month lease agreement on our existing headquarters facility. Terms of the lease provide for a base rent payments of $7,875 per month for the first twelve months, increasing 3% per year thereafter. The lease contains no provisions for a change in the base rent based on future events or contingent occurrences. In accordance with the provisions ASC 840-Leases, the Company is recognizing lease expenses on a straight-line basis, which total $8,114 per month over the lease term. In connection with the entering into the new leases, the Company recognized income of approximately $71,000 attributable to the recovery of the deferred rent obligation under the previous lease and wrote-off to lease expense $12,420 in security deposits attributable to the prior lease.

The following is a schedule by year of future minimum rental payments required under our lease agreement on September 30, 2012:

Operating Leases
Year 1	$96,626
Year 2	99,525
Year 3	25,064
Year 4	-
Year 5	-
$221,215

Base rent expense recognized by the Company, all attributable to its headquarters facility, totaled $24,342 and $48,684 for the three month and six month periods ending September 30, 2012, respectively and $31,386 and $62,722 for the three month and six month periods ending September 30, 2011, respectively.

Under the terms of the 2010 Private Placement, the Company provided that it would use its best reasonable efforts to cause the related registration statement to become effective within 180 days of the termination date, July 26, 2010, of the offering. We have failed to comply with this registration rights provision and are obligated to make pro rata payments to the subscribers under the 2010 Private Placement in an amount equal to 1% per month of the aggregate amount invested by the subscribers up to a maximum of 6% of the aggregate amount invested by the subscribers. The maximum amount of penalty to which the Company may be subject is $156,000. The Company had recognized an accrued penalty of $156,000 at September 30, 2012 and March 31, 2012, respectively.

Note 13.

Commitments

Leases

On January 20, 2010, the Company entered into a 38-month lease agreement for our 10,500 square foot headquarters facility in Clearwater, Florida. Terms of the lease provide for base rent payments of $6,000 per month for the first six months; a base rent of $7,500 per month for the next 18 months and $16,182 per month from January 2012 through February 2013. The increase in minimum rental payments over the lease term is not dependent upon future events or contingent occurrences. In accordance with the provisions of ASC 840 - Leases, the Company recognized lease expenses on a straight-line basis, which total $10,462 per month over the lease term.

On February 1, 2012, the Company entered into a new 36-month lease agreement on our existing headquarters facility. Terms of the lease provide for a base rent payments of $7,875 per month for the first twelve months, increasing 3% per year thereafter. The lease contains no provisions for a change in the base rent based on future events or contingent occurrences. In accordance with the provisions ASC 840-Leases, the Company is recognizing lease expenses on a straight-line basis, which total $8,114 per month over the lease term. In connection with the entering into the new leases, the Company recognized income of approximately $71,000 attributable to the recovery of the deferred rent obligation under the previous lease and wrote-off to lease expense $12,420 in security deposits attributable to the prior lease.

The following is a schedule by year of future minimum rental payments required under our lease agreement on March 31, 2012:

Operating Leases
Year 1	$94,973
Year 2	97,822
Year 3	83,546
Year 4	-
Year 5	-
$276,341

Base rent expense recognized by the Company, all attributable to its headquarters facility, totaled $47,515 and $125,544 for the years ended March 31, 2012 and 2011, respectively.

Under the terms of the 2010 Private Placement, the Company provided that it would use its best reasonable efforts to cause the related registration statement to become effective within 180 days of the termination date, July 26, 2010, of the offering. We have failed to comply with this registration rights provision and are obligated to make pro rata payments to the subscribers under the 2010 Private Placement in an amount equal to 1% per month of the aggregate amount invested by the subscribers up to a maximum of 6% of the aggregate amount invested by the subscribers. The maximum amount of penalty to which the Company may be subject is $156,000. The Company had recognized an accrued penalty of $156,000 at March 31, 2012 and 2011, respectively.

Stockholders' Equity	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 13.

Stockholders' Equity

Preferred Stock

We are authorized to issue up to 10,000,000 shares of preferred stock, $.0001 par value per share. Our board of directors is authorized, subject to any limitations prescribed by law, to provide for the issuance of the shares of preferred stock in series, and by filing a certificate pursuant to the applicable law of the state of Florida, to establish from time to time the number of shares to be included in each such series, and to fix the designation, powers, preferences and rights of the shares of each such series and any qualifications, limitations or restrictions thereof. No shares of preferred stock have been issued or were outstanding at September 30, 2012 and March 31, 2012, respectively.

Common Stock

At September 30, 2012 and March 31, 2012, we were authorized to issue up to 750,000,000 shares of common stock, $.0001 par value per share, respectively.

At September 30, 2012 and March 31, 2012, the Company had 32,370,784 and 31,970,784 shares outstanding, respectively. Holders are entitled to one vote for each share of common stock (or its equivalent).

Effective June 15, 2011, based on a majority shareholder vote, our articles of incorporation were amended to increase our authorized common stock from 400,000,000 to 750,000,000 shares.

All share and per share information contained in this report gives retroactive effect to a 1 for 20 (1:20) reverse stock split of our outstanding effective October 27, 2011.

Share Issuances

Common Stock and Warrants

On June 1, 2011, the Company issued 75,000 warrants to a consulting firm representing the Company in Canada. The warrants vest over fourteen months, are exercisable for a period of three years from grant date and exercisable at $3.15 per share. The Company valued these warrants using the Black-Scholes model. The initial grant date fair value was $205,962 which is being recorded as consulting expenses in general and administrative expenses, over the vesting period with unvested components being marked-to-market every reporting period throughout the vesting term.

The assumptions used in the valuation on June 1, 2011 were as follows:

Number of shares underlying the warrants	75,000
Exercise price	$3.15
Volatility	175%
Risk-free interest rate	0.74%
Expected dividend yield	0.00%
Expected warrant life (years)	3.00

The assumptions in the re-measurement of the unvested warrants at September 30, 2012, were as follows:

Number of shares underlying the warrants	18,750
Exercise price	$3.15
Volatility	197%
Risk-free interest rate	0.24%
Expected dividend yield	0.00%
Expected warrant life (years)	1.67

The Company recognized a reduction in consulting expense under this agreement of $2,787 and $1,331 for the three month and six month periods ending September 30, 2012, respectively, and consulting expense of $32,484 and $95,292 for the three month and six month periods ending September 30, 2011, respectively.

The assumptions used in connection with the valuation of the initial warrants issued on May 27, 2011 for the acquisition of the Seen on TV intangible assets, and the remeasurement of those warrants and issuance of additional warrants on June 28, 2012, were as follows:

	June 28, 2012	May 27, 2011
Number of shares underlying the warrants	250,000	50,000
Exercise price	$0.64	$7.00
Volatility	185%	190%
Risk-free interest rate	0.69%	1.65%
Expected dividend yield	0.00%	0.00%
Expected warrant life (years)	3	5

The 250,000 shares issued on June 28, 2012 in connection with the acquisition of the Seen on TV intangible assets had a fair value of $257,500 based on the Company's stock price on June 28, 2012.

Effective December 6, 2011, the Company entered into an independent contractor agreement with Stratcon Partners, LLC pursuant to which Stratcon has agreed to provide the Company consulting and advisory services, including, but not limited to business marketing, management, budgeting, financial analysis, and investor and press relations. Under the agreement, Stratcon is also required to establish and maintain executive facilities and a business presence in New York City for the Company. The agreement is for an initial term of two years and may be terminated by either party upon written notice. In consideration of providing the services, Stratcon shall receive $12,500 per month. In addition, the Company has agreed to issue Stratcon an aggregate of 500,000 shares of restricted common stock, such shares vesting over a period of two years in four equal tranches. The closing price of the Company's common stock as reported on the OTC Markets on the Effective Date was $1.00. The Company has agreed to provide Stratcon rent reimbursement up to $2,500 per month for the New York office. Through September 30, 2012, the Company expensed approximately $204,500 related to these shares. During June 2012 the first tranche of 125,000 shares of restricted common stock vested and the $142,000 was reclassified from accrued expense to equity.

Effective December 6, 2011, the Company agreed to issue 25,000 shares of common stock to Mediterranean Securities Group, LLC in consideration of consulting services. As the agreement did not contain any vesting or forfeiture provisions, the entire fair value of $25,000, based on our stock price on the commitment date, was charged to consulting expenses and included in accrued expenses at March 31, 2012. During June 2012 these 25,000 shares were issued to Mediterranean Securities Group, LLC and $25,000 was reclassified from accrued expenses to equity.

Equity Compensation Plans

In May 2010, the Company adopted its 2010 Executive Equity Incentive Plan and 2010 Non Executive Equity Incentive Plan (collectively, the "Plans") and granted 600,000 options and 450,000 options, respectively, under TV Goods stock option plans.

In May 2010, our Board of Directors granted 600,000 options under the Executive Equity Incentive Plan, exercisable at $1.50 per share to two officers and directors of the Company. The shares vested over eighteen months from grant and are exercisable for five (5) years from grant date (May 26, 2010). In September 2011, October 2011, December 2011 and March 2012, our Board of Directors granted an additional 225,000 options to an officer and two directors under the Executive Equity Incentive Plan. The options vest over eighteen months (150,000 options) and two years (50,000 options) and are exercisable for five years from date of grant. At September 30, 2012, there were 350,000 options available for issuance under the Executive Equity Incentive Plan.

In May 2010, our Board also granted options to purchase an aggregate of 450,000 shares of our common stock with an exercise price of $1.50 per share under the Non Executive Equity Incentive Plan. The options granted vest over eighteen months from the date of the grant (May 26, 2010) and are exercisable for five (5) years from their grant date. On July 15, 2010, the Company issued an additional 50,000 shares under the Non Executive Incentive Plan under terms similar to the May 2010 grant. During the quarter ending December 31, 2010, 400,000 shares were forfeited due to termination of employment. In December 2010, an additional 100,000 options were granted under this plan. On September 26, 2011 and March 31, 2012, our Board granted an additional 300,000 and 75,000 options, respectively, under the Non Executive Plan to nine employees and one consultant. The options vest over eighteen months and are exercisable for five years from date of grant. At September 30, 2012, there were 295,000 shares available for future issuance under the Non Executive Equity Incentive Pan.

The fair value of each option is estimated on the date of grant using the Black Scholes options pricing model using the assumptions established at that time.

On June 4, 2012, the Company issued 30,000 options to a direct response consultant. The fair value of the options granted was estimated on the date of grant using the Black Scholes options pricing model using the assumptions established at that time. The following table includes the assumptions used in making this grant:

Number of shares underlying the warrants	30,000
Exercise price	$0.87
Volatility	185%
Risk-free interest rate	0.68%
Expected dividend yield	0.00%
Expected warrant life (years)	5

As the options vested upon grant, the entire fair value of $25,100 was charged to stock-based compensation immediately and is included in general and administrative expenses.

Stock based compensation for the three month and six month periods ending September June 30, 2012 totaled $53,616 and $135,108, respectively and is included in general and administration expenses.

Information related to options granted under both our option plans at September 30, 2012 and September 30, 2011 and activity for the periods then ended is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at April 1, 2012	1,025,000	$1.31	-	$-
Granted	30,000.87		-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Outstanding at September 30, 2012	1,055,000	$1.29	3.42	$-
Exercisable at September 30, 2012	880,000	$1.37	3.26	$-

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at April 1, 2011	800,000	$1.58	-	$-
Granted	450,000	1.01	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Outstanding at September 30, 2011	1,250,000	$1.38	4.18	$-
Exercisable at September 30, 2011	637,500	$1.55	3.67	$-

The weighted average grant date fair value of unvested options at September 30, 2012, was approximately $145,000 and will be expensed over a weighted average period of 4.21 years.

As of September 30, 2012, there were 350,000 options and 295,000 options available for further issuance through the 2010 Executive Equity Incentive Plan and the 2010 Non Executive Equity Incentive Plan, respectively.

No tax benefits are attributable to our share based compensation expense recorded in the accompanying financial statements because we are in a net operating loss position and a full valuation allowance is maintained for all net deferred tax assets. For stock options, the amount of the tax deductions is generally the excess of the fair market value of our shares of common stock over the exercise price of the stock options at the date of exercise.

In the event of any stock split of our outstanding common stock, the Board of Directors in its discretion may elect to maintain the stated amount of shares reserved under the Plans without giving effect to such stock split. Subject to the limitation on the aggregate number of shares issuable under the Plans, there is no maximum or minimum number of shares as to which a stock grant or plan option may be granted to any person. Plan options may either be (i) ISOs, (ii) NSOs (iii) awards of our common stock or (iv) rights to make direct purchases of our common stock which may be subject to certain restrictions. Any option granted under the Plans must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant, but the exercise price of any ISO granted to an eligible employee owning more than 10% of our outstanding common stock must not be less than 110% of fair market value on the date of the grant. The Plans further provide that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000. The term of each plan option and the manner in which it may be exercised is determined by the Board of Directors or the compensation committee, provided that no option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant.

Note 14.

Stockholders' Equity

Preferred Stock

We are authorized to issue up to 10,000,000 shares of preferred stock, $.0001 par value per share. Our board of directors is authorized, subject to any limitations prescribed by law, to provide for the issuance of the shares of preferred stock in series, and by filing a certificate pursuant to the applicable law of the state of Florida, to establish from time to time the number of shares to be included in each such series, and to fix the designation, powers, preferences and rights of the shares of each such series and any qualifications, limitations or restrictions thereof. No shares of preferred stock have been issued or were outstanding at March 31, 2012 and 2011, respectively.

Common Stock

At March 31, 2012 and 2011 we were authorized to issue up to 750,000,000 shares and 400,000,000 shares of common stock, $.0001 par value per share, respectively.

At March 31, 2012 and 2011, the Company had 31,970,784 and 10,886,374 shares outstanding, respectively. Holders are entitled to one vote for each share of common stock (or its equivalent).

Effective June 15, 2011, based on a majority shareholder vote, our articles of incorporation were amended to increase our authorized common stock from 400,000,000 to 750,000,000 shares.

All share and per share information contained in this report gives retroactive effect to a 1 for 20 (1:20) reverse stock split of our outstanding effective October 27, 2011 and a 30 for 1 (30:1) forward stock split of our outstanding common stock effective March 17, 2010 and the reverse recapitalization transaction completed in May 2010.

Share Issuances

Common Stock and Warrants

On April 1, 2011, the Company issued 5,000 shares under a financial consulting and management agreement with a fair value of $75,000. The fair value of the common shares was derived from the closing price of our common stock on the contract commitment date.

On April 18, 2011, the Company issued 6,849 shares under a one year infomercial monitoring agreement. The transaction had fair value of $100,000 on the commitment date based on the closing price of our common stock. The fair value of the stock granted was recorded as a prepaid expense and is being amortized over the term of the agreement.

On June 15, 2011, the Company issued a total of 292,500 common shares and (i) 380,250 Series A warrants exercisable at $3.00 per share, (ii) 146,250 Series B warrants exercisable at $5.00 per share and (iii) 146,250 Series C warrants exercisable at $10.00 per share. These securities, as further described in Note 7 - Private Placements, were issued in connection with a private placement completed in June 2011 with gross proceeds of $1,170,000.

On June 1, 2011, the Company issued 75,000 warrants to a consulting firm representing the Company in Canada. The warrants vest over fourteen months, are exercisable for a period of three years from grant date and exercisable at $3.15 per share. The Company valued these warrants using the Black-Scholes model. The initial grant date fair value was $205,962 which is being recorded as consulting expenses in general and administrative expenses, over the vesting period with unvested components being marked-to-market every reporting period throughout the vesting term. The assumptions used in the valuation on June 1, 2011 were as follows:

Number of shares underlying the warrants	75,000
Exercise price	$3.15
Volatility	175%
Risk-free interest rate	.74%
Expected dividend yield	0.00%
Expected warrant life (years)	3.00

The assumptions in the re-measurement of the unvested warrants at March 31, 2012 were as follows:

Number of shares underlying the warrants	37,500
Exercise price	$3.15
Volatility	211%
Risk-free interest rate	.33%
Expected dividend yield	0.00%
Expected warrant life (years)	2.17

The Company recognized consulting expense under this agreement of $73,873 for the year ended March 31, 2012.

On May 27, 2011, the Company issued 250,000 shares of its common stock and 50,000 Common Stock purchase warrants to the sole member of Seen On TV, LLC pursuant to an acquisition agreement with Seen on TV, LLC to acquire certain assets from Seen On TV, LLC, including but not limited to the "AsSeenOnTV.com" domain name. The shares had a fair value of $500,000 at the contract date. The fair value was derived from the closing price of our common stock on the contract commitment date. The Company also paid cash consideration to Seen On TV, LLC as part of this agreement during the year ended March 31, 2012 of $60,254 with an additional $7,000 paid for certain rights in the United Kingdom. As the acquisition agreement had not been completed as of March 31, 2012, the Company recorded the fair value of the shares issued and the cash consideration paid as a deposit on the acquisition. This transaction was completed on June 28, 2012. See Note 16. Subsequent Events. This transaction provides the Company with exclusive use of the domain name "AsSeenOnTV.com" only. The term or phrase "As Seen On TV" is not subject to trademark protection and has been, and will continue to be, used by others including on-line and retail outlet applications with no connection with, or benefit to, the Company. The common stock purchase warrants issued in this transaction had a fair value of $162,192 under the following assumptions:

Number of shares underlying the warrants	50,000
Exercise price	$7.00
Volatility	190%
Risk-free interest rate	1.65%
Expected dividend yield	0.00%
Expected warrant life (years)	5

On June 15, 2011 the Company and approximately twenty accredited investors entered into a securities purchase agreement and completed a closing of a private offering of 292,500 shares of the Company's common stock and three series of warrants to purchase up to 585,000 shares of common stock, in the aggregate, for aggregate gross proceeds of $1,170,000.

On June 22, 2011 the Company issued an aggregate of 331,303 shares of common stock to affiliates of Forge Financial Group, Inc., pursuant to the cashless exercise of warrants held by six affiliates of Forge Financial Group. The warrants were issued in connection with the placement agent agreement related to the Company's completed 2010 Private Placement Offering. The Company did not receive any proceeds in connection with the exercise of the warrants nor pay any commissions or fees in connection with the issuances.

On July 7, 2011, under a consulting agreement related to the Company's investor relations activities, the Company issued 5,000 shares with a fair value of $9,000 on the contract date. The fair value of the common stock issued was derived from the closing price of our common stock on the contract commitment date.

On August 17, 2011, under the Amendment Agreement entered into in connection with the Company's Bridge Debenture financing, the Company issued 292,500 shares to its investors in the June 15, 2011 private placement.

On October 28, 2011 the Company, entered into and consummated a Securities Purchase Agreement with certain accredited investors for the private sale of 243.1 units (each, a "Unit") at $50,000 per Unit. Each Unit consists of (i) 62,500 shares of common stock, and (ii) warrants to purchase 62,500 shares of common stock at an initial exercise price of $1.00 per share (the "Warrants"). Accordingly, for each $0.80 invested, investors received one share of common stock and one Warrant. The Company received gross proceeds of $12,155,000 (net proceeds of approximately $10,591,000 after commissions and offering related expenses) and issued an aggregate of 15,194,695 shares of common stock and 15,193,750 Warrants to the investors pursuant to the Securities Purchase Agreement.

On November 18, 2011, the Company sold an additional 6.9 Units under the Securities Purchase Agreement, receiving an additional $345,000 in gross proceeds (net proceeds of $283,600 after commissions and offering related expenses), issuing an additional aggregate of 431,250 shares of Common Stock and 431,250 Warrants to investors.

The October 28, 2011 and November 18, 2011 closings brought the total raised under the Securities Purchase Agreement to $12,500,000.

A summary of the common shares and warrants issued in connection with the Company's $12,500,000 Unit Offering including the conversion of existing debt into the Unit Offering is as follows:

		Warrants exercisable at
	Common Shares	$0.64	$0.80	$1.00

Unit Offering investors	15,625,945			15,625,000
Unit Offering placement agent	100,000	1,164,375	1,562,500	1,562,500
12% convertible debenture conversion	2,869,688	8,789,063	-	2,869,688
Octagon convertible debenture conversion	1,171,875	-	-	1,171,875
Related party note conversion	133,750	-	-	133,750
	19,901,258	9,953,438	1,562,500	21,362,813

Effective December 6, 2011 the Company entered into an independent contractor agreement with Stratcon Partners, LLC pursuant to which Stratcon has agreed to provide the Company consulting and advisory services, including, but not limited to business marketing, management, budgeting, financial analysis, and investor and press relations. Under the agreement, Stratcon is also required to establish and maintain executive facilities and a business presence in New York City for the Company. The agreement is for an initial term of two years and may be terminated by either party upon written notice. In consideration of providing the services, Stratcon shall receive $12,500 per month. In addition, the Company has agreed to issue Stratcon an aggregate of 500,000 shares of restricted common stock, such shares vesting over a period of two years in four equal traunches. The closing price of the Company's common stock as reported on the OTC Markets on the Effective Date was $1.00. The Company has agreed to provide Stratcon rent reimbursement up to $2,500 per month for the New York office. The Company recorded $80,000 of consulting expense attributable to vesting of the common shares which is included in accrued expenses at March 31, 2012.

Effective December 6, 2011 the Company agreed to issue 25,000 shares of common stock to Mediterranean Securities Group, LLC in consideration of consulting services. As the agreement did not contain any vesting or forfeiture provisions, the entire fair value of $25,000, based on our stock price on the commitment date, was charged to consulting expenses and included in accrued expenses.

Equity Compensation Plans

In May 2010, the Company adopted its 2010 Executive Equity Incentive Plan and 2010 Non Executive Equity Incentive Plan (collectively, the "Plans") and granted 600,000 options and 450,000 options, respectively, under TV Goods stock option plans. These options were exchanged for Company options under the Merger Agreement.

In May 2010, our Board of Directors granted 600,000 options under the Executive Equity Incentive Plan, exercisable at $1.50 per share to two officers and directors of the Company. The shares vested over eighteen months from grant and are exercisable for five (5) years from grant date (May 26, 2010). In September 2011, October 2011, December 2011 and March 2012, our Board of Directors granted an additional 225,000 options to an officer and two directors under the Executive Equity Incentive Plan. The options vest over eighteen months (150,000 options) and two years (50,000 options) and are exercisable for five years from date of grant. At March 31, 2012, there were 350,000 options available for issuance under the Executive Equity Incentive Plan.

In May 2010, our Board also granted options to purchase an aggregate of 450,000 shares of our common stock with an exercise price of $1.50 per share under the Non Executive Equity Incentive Plan. The options granted vest over eighteen months from the date of the grant (May 26, 2010) and are exercisable for five (5) years from their grant date. On July 15, 2010, the Company issued an additional 50,000 shares under the Non Executive Incentive Plan under terms similar to the May 2010 grant. During the quarter ending December 31, 2010, 400,000 shares were forfeited due to termination of employment. In December 2010, an additional 100,000 options were granted under this plan. On September 26, 2011 and March 31, 2012, our Board granted an additional 300,000 and 75,000 options, respectively, under the Non Executive Plan to nine employees and one consultant. The options vest over eighteen months and are exercisable for five years from date of grant. At March 31, 2012, there were 325,000 shares available for future issuance under the Non Executive Equity Incentive Pan.

The fair value of each option is estimated on the date of grant using the Black Scholes options pricing model using the assumptions established at that time. The following table includes the weighted average assumptions used for options issued in the fiscal years ending March 31, 2012 and 2011, respectively.

	2012	2011
Dividend Yield	0.00%	0.00%
Expected volatility	194%	79%
Risk-free interest rate	0.56%	2.07%
Expected life (years)	3	5
Forfeiture rate	10%	10%

Information related to options granted under both our option plans at March 31, 2012 and 2011, respectively, and activity for the years then ended is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at April 1, 2010	-	$-	-	$-
Granted	1,200,000	1.58	-	-
Exercised	-	-	-	-
Forfeited	(400,000)	1.50	-	-
Expired	-	-	-	-

Outstanding at April 1, 2011	800,000	$1.58	-	$-
Granted	600,000	1.01	-	-
Exercised	-	-	-	-
Forfeited	(375,000)	1.06	-	-
Expired	-	-	-	-

Outstanding at March 31, 2012	1,025,000	$1.31	3.89	$-
Exercisable at March 31, 2012	700,000	$1.41	3.55	$-

The weighted average grant date fair value of unvested options at March 31, 2012 totaled $284,719 and will be expensed over a weighted average period of 4.50 years.

As of March 31, 2011, there were 100,000 options and 300,000 options available for further issuance through the 2010 Executive Equity Incentive Plan and the 2010 Non Executive Equity Incentive Plan, respectively.

No tax benefits are attributable to our share based compensation expense recorded in the accompanying financial statements because we are in a net operating loss position and a full valuation allowance is maintained for all net deferred tax assets. For stock options, the amount of the tax deductions is generally the excess of the fair market value of our shares of common stock over the exercise price of the stock options at the date of exercise.

In the event of any stock split of our outstanding common stock, the Board of Directors in its discretion may elect to maintain the stated amount of shares reserved under the Plans without giving effect to such stock split. Subject to the limitation on the aggregate number of shares issuable under the Plans, there is no maximum or minimum number of shares as to which a stock grant or plan option may be granted to any person. Plan options may either be (i) ISOs, (ii) NSOs (iii) awards of our common stock or (iv) rights to make direct purchases of our common stock which may be subject to certain restrictions. Any option granted under the Plans must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant, but the exercise price of any ISO granted to an eligible employee owning more than 10% of our outstanding common stock must not be less than 110% of fair market value on the date of the grant. The Plans further provide that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000. The term of each plan option and the manner in which it may be exercised is determined by the Board of Directors or the compensation committee, provided that no option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant.

Litigation	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Litigation [Abstract]
Litigation

Note 14.

Litigation

In February 2012, SCI Direct, LLC ("SCI"), filed suit against TV Goods, Inc. in the United States District Court, Northern District of Ohio, Eastern Division. The complaint alleges trademark infringement by TV Goods arising from our Living Pure™ space heater as it relates to SCI's EDENPURE™ space heater. The plaintiff was seeking monetary and injunctive relief claiming TV Goods committed trademark infringement, unfair competition and violation of the Ohio Deceptive Trade Practices Act. The amount of damages the plaintiff was seeking was unspecified. We believed that the legal basis of the allegations was completely without merit. The potential monetary relief, if any, was not probable and could not be estimated at that time. On June 21, 2012, TV Goods, Inc. executed a settlement agreement with SCI Direct, LLC. Under the terms of the agreement, SCI agreed to dismiss the complaint and TV Goods, Inc. agreed to cease marketing any products under the Living Pure Trademark. The settlement agreement was contingent upon SCI's review of TV Goods, Inc. financial statements relating to Living Pure sales, which was completed with the dismissal of the complaint on July 5, 2012.

On August 9, 2012 the Company entered into a letter of intent with eDiets.com, Inc. for the acquisition of that company in a stock for stock transaction. On October 31, 2012, we entered into a definitive Agreement and Plan of Merger with eDiets.com, Inc. The terms of the Agreement Plan of Merger provide that we will issue 19,077,252 shares of our common stock to the stockholders of eDiets.com, Inc. in exchange for 100% of the outstanding shares of that company. The closing of the transaction is subject to a number of conditions precedent. In connection with the proposed merger, on September 10, 2012, the Company received notice of a complaint filed by a shareholder of eDiets in Broward County, Florida against eDiets, members of the board of directors of eDiets and the Company, alleging that eDiets breached its fiduciary duty to its shareholders by entering into the merger agreement for inadequate consideration. The Company intends to vigorously defend the action and believes the claim to be without merit.

Note 15.

Litigation

In February 2012, SCI Direct, LLC ("SCI"), filed suit against TV Goods, Inc. in the United States District Court, Northern District of Ohio, Eastern Division. The complaint alleges trademark infringement by TV Goods arising from our Living Pure™ space heater as it relates to SCI's EDENPURE™ space heater. The plaintiff is seeking monetary and injunctive relief claiming TV Goods committed trademark infringement, unfair competition and violation of the Ohio Deceptive Trade Practices Act. The amount of damages the plaintiff is seeking is unspecified. We believe that the legal basis of the allegations is completely without merit and intend to vigorously defend the lawsuit. The potential monetary relief, if any, is not probable and cannot be estimated at this time. We believe that any amount ultimately recoverable by the plaintiff would be immaterial. Accordingly, we have not recorded any amount as a potential loss reserve in this matter. As of June 21, 2012, TV Goods, Inc. has executed a settlement agreement with SCI Direct, LLC. Under the terms of the agreement, SCI has agreed to dismiss the complaint and TV Goods, Inc. has agreed to cease marketing any products under the Living Pure Trademark. The settlement agreement is contingent upon SCI's review of TV Goods, Inc. financial statements relating to Living Pure sales, which has not been completed.

Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 15.

Subsequent Events.

eDiets Merger Agreement

On October 31, 2012, we entered into a definitive Agreement and Plan of Merger with eDiets.com, Inc. The terms of the Agreement Plan of Merger provide that we will issue 19,077,252 shares of our common stock to the stockholders of eDiets.com, Inc. in exchange for 100% of the outstanding shares of that company. The closing of the transaction is subject to a number of conditions precedent, including, but not limited to:

·

the satisfaction completion of due diligence on each company by the other company,

·

the effectiveness of a registration statement on Form S-4 which we will file the Securities and Exchange Commission to register the shares of our common stock to be issued to the eDiets.com, Inc. stockholders, and

·

requisite approval of the transaction by the stockholders of eDiets.com, Inc.

We are conducting our due diligence process and our target closing date for the transaction, assuming the satisfaction of the conditions precedent to closing, is on or before March 31, 2013. However, as a result of the number of conditions precedent to close, there are no assurances that this transaction will ultimately be consummated.

In connection with this transaction, on September 7, 2012 the Company loaned eDiets.com $500,000 under the terms of a Senior Promissory Note. The Note bears interest at 12% per annum and matures ten business days following the earlier of the closing of the pending merger or December 31, 2012.

Private Placement of Units

Effective November 14, 2012 (the "November 2012 Offering") the Company sold 61 Units consisting of 71,500 shares of our common stock and warrants to purchase 35,750 shares of Common Stock at an initial exercise price of $0.80 per share. Each Unit was sold at a price of $50,050 per Unit. The Company sold and aggregate of 4,361,550 shares of common stock and 2,180,775 warrants and received gross proceeds of $3,053,085. Such Amount excludes fees and expenses incurred in connection with the November 2012 Offering, including but not limited to fees payable to a registered broker dealer acting as placement agent.

The sale of the Units was a Qualified Financing and triggered the automatic conversion 12% Senior Secured Convertible Notes, which converted into an aggregate of 2,190,140 shares of common stock and warrants to purchase an aggregate of 1,095,070 shares of common stock, exercisable at $0.80 per share. The warrants are exercisable for period of three years. The terms of the Units also triggered a weighted average-ratchet anti-dilution adjustment on the outstanding 2012 Bridge Warrants.

The sale of the Units also triggered purchase price protection provisions (the "2011 SPA Purchase Price Protection") provided under the terms of the Company's securities purchase agreement, dated October 28, 2011 (the "October 2011 SPA") and warrants issued in connection with the October 2011 SPA will be subject to full ratchet anti-dilution protection adjustment. As a result of the securities issued in the November 2012 Offering, the October 2011 SPA purchasers and warrant holders received an additional aggregate of 5,735,176 shares of Common Stock and warrants to purchase an additional 13,343,138 shares of Common Stock exercisable at $0.595 per share. These warrants include warrants issued to the Placement Agent in connection with its participation in the October 2011 SPA and related transactions.

Finally, the sale of Units triggered certain anti-dilution provisions under the Company's asset acquisition agreement with Seen On TV LLC and the Company issued an aggregate of 190,068 shares of common stock to the members of Seen On TV LLC and their assignees.

The Company has agreed to advance up to $1,500,000 to eDiets from the net proceeds of the Units sold. Such advances shall be made under terms substantially the same as the eDiets Note.

Note 16.

Subsequent Events

Restricted Shares

During June 2012 the Company issued 125,000 vested and restricted shares of common stock to Stratcon Partners, LLC pursuant to the terms of an independent contractor agreement effective December 6, 2011 pursuant to which Stratcon has agreed to provide the Company with consulting and advisory services, including, but not limited to business marketing, management, budgeting, financial analysis, and investor and press relations. In addition, during June 2012 the Company issued 25,000 shares of restricted common stock to Mediterranean Securities Group, LLC in consideration of financial consulting services.

Asset Purchase

On May 27, 2011, the Company entered into a binding letter agreement with Seen on TV, LLC, a Nevada limited liability company, with no affiliation with the Company, and Ms. Mary Beth Gearhart (formerly Fasono), its president. The letter agreement provided that we would obtain ownership of certain Seen on TV intangible assets, primarily consisting of the domain names "asseenontv.com" and "seenontv.com". Upon entering into the binding letter agreement, we issued 250,000 shares of restricted common stock, with a fair value of $500,000 on the contract date, and an initial cash payment of $25,000 to Ms. Gearhart. In addition, we granted 50,000 warrants to issue common shares, initially exercisable at $7.00 per share for a period of three years with a grant date fair value of $162,192. Further, we agreed to make five additional monthly payments of $5,000 to the seller and a $10,000 contribution to a designated charitable contribution, all of which payments were made. All payments made under the initial letter agreement, including the fair value of securities and an additional $7,000 paid to the UK for use of the URL "asseenontv.co.uk" totaled $729,450 at March 31, 2012.

On June 28, 2012, the Company finalized the asset purchase agreement with Seen on TV, LLC agreeing (i) to pay an additional $1,560,000 in cash, (ii) issue an additional 250,000 shares of restricted stock, (iii) issue 250,000 common stock purchase warrants, exercisable at $0.64 per share for the three years of issuance, (iv) modifying the exercise price of the 50,000 common stock purchase warrants issued in May 2011 from $7.00 per share to $1.00 per share and extending their term, and (v) making five annual payments of $10,000 per year to a charitable organization designated by Seen on TV. The Company agreed that so long as the seller owns at least 250,000 common shares received under the purchase agreement, if we were to issue additional shares of common stock, the seller will be entitled to receive additional shares sufficient to maintain their proportional ownership in the Company.

This transaction did not meet the criteria of a business combination within the guidelines of ASC 805-Business Combinations, and therefore will be accounted for as an asset purchase. The transaction contained no contingent consideration and no liabilities were assumed contingent or otherwise. Accordingly, the assets acquired, all identifiable intangible assets, will be recognized based on our cost, including transactions costs, of the asset acquired.

The Company will account for the intangible assets in accordance with the provisions of ASC 350-Intangibles-Goodwill and Other. As the intangibles we acquired are not subject to legal, regulatory, contractual or other factors which limit their useful life, the potential economic benefits to the Company are considered indefinite within the meaning of the related guidance. Accordingly, no amortization of the related costs will be recognized. However, the Company recognizes the intangible assets acquired are subject to review for potential impairment and if impairment were to be noted, an appropriate reduction in the carrying value of the assets would be recorded.

Summary of Significant Accounting Policies (Policy)	6 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies [Abstract]
Accounting Estimates

Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenue and expenses during the reported periods. Our management believes the estimates utilized in preparing our consolidated financial statements are reasonable. Actual results could differ from these estimates.

Significant estimates for the periods reported include the allowance for doubtful accounts, sales returns and allowances and fair value assumptions used in determining share based compensation and warrant liabilities. Our allowance for doubtful accounts is based on an evaluation of our outstanding accounts receivable including the age of amounts due, the financial condition of our specific customers, knowledge of our industry segment and historical bad debt experience. This evaluation methodology has proved to provide a reasonable estimate of bad debt expense in the past and we intend to continue to employ this approach in our analysis of collectability.

In the direct response industry, purchased items are generally returnable for a certain period after purchase. We attempt to estimate returns and provide an allowance for sales returns where applicable. Our estimates are based on historical experience and knowledge of the products sold. The allowance for estimated sales returns totaled $209,858 and $275,000 at September 30, 2012 and March 31, 2012, respectively, and is included in accrued expenses.

We also rely on assumptions such as volatility, forfeiture rate, and expected dividend yield when deriving the fair value of share-based compensation and warrants. Assumptions and estimates employed in these areas are material to our reported financial conditions and results of operations. Actual results could differ from these estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents All highly liquid investments purchased with an original maturity of three months or less are considered to be cash equivalents.
Revenue Recognition

Revenue Recognition

We recognize revenue from product sales in accordance with FASB ASC 605 - Revenue Recognition. Following agreements or orders from customers, we ship product to our customers often through a third party facilitator. Revenue from product sales is only recognized when substantially all the risks and rewards of ownership have transferred to our customers, the selling price is fixed and collection is reasonably assured. Typically, these criteria are met when our customer's order is received and we receive acknowledgment of receipt by a third party shipper and collection is reasonably assured.

The Company has a return policy whereby the customer can return any product within 60-days of receipt for a full refund, excluding shipping and handling. However, historically the Company has accepted returns past 60-days of receipt. The Company provides an allowance for returns based upon specific product warranty agreements and past experience and industry knowledge. All significant returns for the periods presented have been offset against gross sales. The Company also provides a reserve for warranty, which is not significant and is included in accrued expenses.

Receivables

Receivables

Accounts receivable consists of amounts due from the sale of our direct response and home shopping related products. Accounts receivables, net of allowances, totaled $736,775 and $2,055,162 at September 30, 2012 and March 31, 2012, respectively. Our allowance for doubtful accounts at September 30, 2012 and March 31, 2012, was approximately $6,000 and $75,000, respectively. The allowances are estimated based on historical customer experience and industry knowledge.

Inventories and Advances on Inventory Purchases

Inventories and Advances on Inventory Purchases

Inventories are stated at the lower of cost or market. Cost is determined using a first-in, first-out, or FIFO, method. We review our inventory for excess or obsolete inventory and write-down obsolete or otherwise unmarketable inventory to its estimated net realizable value. Inventories totaled $3,080,952 and $1,561,314 at September 30, 2012 and March 31, 2012, respectively. As we do not internally manufacture any of our products, we do not maintain raw materials or work-in-process inventories. In addition, the Company had made advanced deposits against inventory orders placed totaling $667,090 and $304,702 at September 30, 2012, and March 31, 2012, respectively. This balance represents payments made to our product suppliers in advance of delivery to the Company. It is common industry practice to require a substantial deposit against products ordered before commencement of manufacturing, particularly with off-shore suppliers. Additional advance payments may also be required upon achievement of certain agreed upon manufacturing or shipment benchmarks. Upon delivery and receipt by the Company of the items ordered, and the Company taking title to the goods, the balances are transferred to inventory.

Note Receivable

Note Receivable

On August 9, 2012 we entered into a letter of intent with eDiets.com, Inc., a publically traded weight loss company, for the acquisition of that company in a stock for stock transaction. On October 31, 2012, we entered into the definitive Agreement and Plan of Merger. In connection with this transaction, on September 7, 2012, the Company loaned eDiets.com $500,000 under the terms of a Senior Promissory Note. The Note bears interest at 12% per annum and matures ten business days following the earlier of the closing of the pending merger or December 31, 2012.

Property, Plant and Equipment, net

Property, Plant and Equipment, net

We record property, plant and equipment and leasehold improvements at historical cost. Expenditures for maintenance and repairs are recorded to expense; additions and improvements are capitalized. We provide for depreciation and amortization using the straight-line method at rates that approximate the estimated useful lives of the assets. Leasehold improvements are amortized on a straight-line basis over the shorter of the useful life of the improvement or the remaining term of the lease.

Property, plant and equipment, net consists of the following:

	Estimated	September 30,	March 31,
Property, plant and equipment	Useful Lives	2012	2012
Computers and software	3 Years	$67,751	$64,724
Office equipment and furniture	5-7 Years	85,945	85,345
Leasehold improvements	1-3 Years	62,610	62,610
		216,306	212,679
Less: accumulated depreciation and amortization		(98,118)	(72,679)
		$118,188	$140,000

Depreciation and amortization expense totaled $13,943 and $25,439 for the three month and six month periods ending September 30, 2012, respectively, and $11,037 and $21,322 for the three month and six month periods ending September 30, 2011, respectively.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings per share is based on the weighted effect of all common shares issued and outstanding and is calculated by dividing net income (loss) available to common stockholders by the weighted average shares outstanding during the period. Diluted earnings per share is calculated by dividing net income available to common stockholders by the weighted average number of common shares used in the basic earnings per share calculation plus the number of common shares, if any, that would be issued assuming conversion of all potentially dilutive securities outstanding. For the three month and six month periods ending September 30, 2011, no potentially issuable shares were reflected in a diluted calculation as the inclusion of potentially issuable shares would be anti-dilutive.

The following is a reconciliation of the number of shares used in the calculation of basic earnings per share and diluted earnings per share for the three and six months ended September 30, 2012 and 2011, respectively. All potentially dilutive common shares were anti-dilutive for the three month and six month periods ending September 30, 2011.

	Three Months Ended September 30,		Six Months Ended September 30,
	2012	2011	2012	2011

Net Income (loss)	$12,931,025	$(12,099,075)	$2,185,047	$(12,446,470)

Weighted-average number of common shares outstanding	32,370,784	11,919,771	32,191,549	11,495,820

Incremental shares from the assumed Exercise of dilutive securities:
Stock options	-	-	-	-
Convertible Note	559,006	-	281,030	-
Dilutive warrants	1,943,789	-	2,019,340	-
	34,873,579	11,919,771	34,491,919	11,495,820
Net earnings (loss) per share:
Basic	$0.40	$(1.02)	$0.07	$(1.08)
Diluted:	$0.37	$(1.02)	$0.06	$(1.08)

The following securities were not included in the computation of diluted net earnings per share as their effect would be anti-dilutive:

	Three Months Ended September 30,		Six Months Ended September 30,
	2012	2011	2012	2011

Stock options	1,055,000	1,250,000	1,055,000	1,250,000
Warrants	30,904,314	22,163,064	29,341,814	22,163,064
Convertible notes	-	1,242,188	-	1,242,188
Related party convertible note	-	133,750	-	133,750
	31,959,314	24,789,002	30,396,814	24,789,002

Share-Based Payments

Share-Based Payments

We recognize share-based compensation expense on stock based awards. Compensation expense is recognized on that portion of stock option awards that are expected to ultimately vest over the vesting period from the date of grant. Employee options granted vest over their requisite service periods as follows: 6 months (50% vesting); 12 months (25% vesting) and 18 months (25% vesting). We granted no stock options or other equity awards which vest based on performance or market criteria. We apply an estimated forfeiture rate of 10% to all share-based awards which represents that portion we expected would be forfeited over the vesting period. We re-evaluate this analysis periodically and adjust our estimated forfeiture rate as necessary.

We utilized the Black-Scholes option pricing model to estimate the fair value of our stock options. Calculating share-based compensation expense requires the input of highly subjective judgment and assumptions, including estimates of expected life of the award, stock price volatility, forfeiture rates and risk-free interest rates. The assumptions used in calculating the fair value of share-based awards represent our best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and we use different assumptions, our share-based compensation expense could be materially different in the future.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable from future undiscounted cash flows. Impairment losses are recorded for the excess, if any, of the carrying value over the fair value of the long-lived assets. No indicators of impairment existed at September 30, 2012 or March 31, 2012, respectively.

Income Taxes

Income Taxes

We account for income taxes in accordance with FASB ASC 740 - Income Taxes. Under this method, deferred income taxes are determined based on the estimated future tax effects of differences between the financial statement and tax basis of assets and liabilities given the provisions of enacted tax laws. Deferred income tax provisions and benefits are based on changes to the assets or liabilities from year to year. In providing for deferred taxes, we consider tax regulations of the jurisdictions in which we operate, estimates of future taxable income, and available tax planning strategies. If tax regulations, operating results or the ability to implement tax-planning strategies vary, adjustments to the carrying value of deferred tax assets and liabilities may be required. Valuation allowances are recorded related to deferred tax assets based on the "more likely than not" criteria of FASB ASC 740 - Income Taxes.

FASB ASC 740 also requires that we recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the "more-likely-than-not" threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially expose us to concentrations of credit risk consist primarily of cash, cash equivalents and trade accounts receivable. Cash and cash equivalents are held with financial institutions in the United States and from time to time we may have balances that exceed the amount of insurance provided by the Federal Deposit Insurance Corporation on such deposits. Concentration of credit risk with respect to our trade accounts receivable to our customers is limited to $736,775 at September 30, 2012. Credit is extended to our customers, based on an evaluation of a customer's financial condition and collateral is not required. To date, we have not experienced any material credit losses.

Marketing and Advertising Costs

Marketing and Advertising Costs

Marketing, advertising and promotional costs are expensed when incurred and totaled $31,046 and $54,018 for the three month and six month periods ending September 30, 2012, respectively, and $11,729 and $15,716 for the three and six month periods ending September 30, 2011, respectively.

Fair Value Measurements

Fair Value Measurements

FASB ASC 820 - Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC 820 requires disclosures about the fair value of all financial instruments, whether or not recognized, for financial statement purposes. Disclosures about the fair value of financial instruments are based on pertinent information available to us on September 30, 2012 and March 31, 2012, respectively. Accordingly, the estimates presented in these financial statements are not necessarily indicative of the amounts that could be realized on disposition of the financial instruments.

FASB ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).

The three levels of the fair value hierarchy are as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded instruments and listed equities.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 includes financial instruments that are valued using models or other valuation methodologies. These models consider various assumptions, including volatility factors, current market prices and contractual prices for the underlying financial instruments. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.

Level 3 - Unobservable inputs for the asset or liability. Financial instruments are considered Level 3 when their fair values are determined using pricing models, discounted cash flows or similar techniques and at least one significant model assumption or input is unobservable.

The carrying amounts reported in the consolidated balance sheet for cash and cash equivalents, accounts receivable, note receivable, accounts payable, notes payable and accrued expenses approximate their fair value based on the short-term maturity of these instruments.

The Company recognizes all derivative financial instruments as assets or liabilities in the financial statements and measures them at fair value with changes in fair value reflected as current period income or loss unless the derivatives qualify as hedges. As a result, certain warrants issued in connection with various offerings were accounted for as derivatives. Additionally, the Company determined that the conversion feature on the convertible debentures issued in August 2011 and May 2011 qualifies for derivative accounting. See Note 9, Warrant Liabilities.

Debt Issuance Costs	Debt Issuance Costs The Company capitalizes debt issuance costs and amortizes these costs to interest expense over the term of the related debt.
New Accounting Standards

New Accounting Standards

There have been no recent accounting pronouncements or changes in accounting pronouncements during the three months ended September 30, 2012, as compared to the recent accounting pronouncements described in the Company's Audited March 31, 2012 Financial Statements that are of material significance or have potential material significance to the Company.

Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies [Abstract]
Schedule of Property, Plant, and Equipment

	Estimated	September 30,	March 31,
Property, plant and equipment	Useful Lives	2012	2012
Computers and software	3 Years	$67,751	$64,724
Office equipment and furniture	5-7 Years	85,945	85,345
Leasehold improvements	1-3 Years	62,610	62,610
		216,306	212,679
Less: accumulated depreciation and amortization		(98,118)	(72,679)
		$118,188	$140,000

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	Three Months Ended September 30,		Six Months Ended September 30,
	2012	2011	2012	2011

Stock options	1,055,000	1,250,000	1,055,000	1,250,000
Warrants	30,904,314	22,163,064	29,341,814	22,163,064
Convertible notes	-	1,242,188	-	1,242,188
Related party convertible note	-	133,750	-	133,750
	31,959,314	24,789,002	30,396,814	24,789,002

Schedule of Earnings (Loss) Per Share
Three Months Ended September 30,			Six Months Ended September 30,
	2012	2011	2012	2011

Net Income (loss)	$12,931,025	$(12,099,075)	$2,185,047	$(12,446,470)

Weighted-average number of common shares outstanding	32,370,784	11,919,771	32,191,549	11,495,820

Incremental shares from the assumed Exercise of dilutive securities:
Stock options	-	-	-	-
Convertible Note	559,006	-	281,030	-
Dilutive warrants	1,943,789	-	2,019,340	-
	34,873,579	11,919,771	34,491,919	11,495,820
Net earnings (loss) per share:
Basic	$0.40	$(1.02)	$0.07	$(1.08)
Diluted:	$0.37	$(1.02)	$0.06	$(1.08)

Prepaid expenses and other current assets (Tables)	6 Months Ended
Sep. 30, 2012
Prepaid expenses and other current assets [Abstract]
Schedule of Prepaid Expenses and Other Assets
	September 30,		March 31,
	2012		2012

Prepaid production costs		$353,527		$93,100
Prepaid royalties		65,000		20,000
Prepaid license fees		33,866		37,549
Prepaid insurance		84,497		45,385
Prepaid investor relations fee		-		45,000
Prepaid media expenses		28,658		-
Prepaid expenses - other		37,892		21,129
		$603,440		$262,163

Accrued expenses and other current liabilities (Tables)	6 Months Ended
Sep. 30, 2012
Accrued expenses and other current liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
September 30,	March 31,
	2012	2012

Accrued compensation	$77,155	$63,115
Accrued warranty	79,240	90,000
Accrued sales returns	209,858	275,000
Accrued professional fees	43,300	164,999
Accrued rents	2,151	-
Accrued other	18,577	8,581
	$430,281	$601,695

Warrant Liabilities (Tables)	6 Months Ended
Sep. 30, 2012
Warrant Liabilities [Abstract]
Schedule of Warrants Issued
	September 30, 2012	March 31, 2012
Number of shares underlying the warrants	34,165,965	32,880,252
Exercise price	$0.64-$1.00	$0.64-$1.00
Volatility	181%	211%
Risk-free interest rate	0.23%-0.33%	1.04%
Expected dividend yield	0.00%	0.00%
Expected warrant life (years)	2.00 - 4.33	2.24 - 4.33

Schedule of Warrant Liabilities at Fair Value

		Fair Value			Fair Value
		at		Decrease	at
	Number of	March 31,	Initial	in	September 30,
Description	Warrants	2012	Measurement	Fair Value	2012

Bridge Warrant	8,789,064	$6,604,706	$-	$(1,625,276)	$4,979,430

Bridge Warrant Placement Agent	1,165,875	876,119	-	(215,594)	660,525

Unit Offering	19,800,313	15,816,980	-	(3,042,276)	12,774,704

Unit Offering Placement Agent	3,125,000	2,499,810	-	(476,723)	2,023,088

2012 Bridge Warrant	1,071,428	-	716,760	(58,264)	658,496

2012 Bridge Placement Agent Warrant	214,285	-	143,352	(11,653)	131,699
	34,165,965	$25,797,615	$860,112	$(5,429,786)	$21,227,942

Commitments (Tables)	6 Months Ended
Sep. 30, 2012
Commitments [Abstract]
Schedule Of Future Minimum Rental Payments
Operating Leases
Year 1	$96,626
Year 2	99,525
Year 3	25,064
Year 4	-
Year 5	-
$221,215

Stockholders' Equity (Tables)	6 Months Ended
Sep. 30, 2012
Stockholders Equity Note [Line Items]
Schedule of Valuation Assumptions

Number of shares underlying the warrants	75,000
Exercise price	$3.15
Volatility	175%
Risk-free interest rate	0.74%
Expected dividend yield	0.00%
Expected warrant life (years)	3.00

Schedule of Re-measured Warrant Valuation Assmuptions

Number of shares underlying the warrants	18,750
Exercise price	$3.15
Volatility	197%
Risk-free interest rate	0.24%
Expected dividend yield	0.00%
Expected warrant life (years)	1.67

Schedule of Common Stock Purchase Warrants Valuation Assumptions
June 28, 2012	May 27, 2011
Number of shares underlying the warrants	250,000	50,000
Exercise price	$0.64	$7.00
Volatility	185%	190%
Risk-free interest rate	0.69%	1.65%
Expected dividend yield	0.00%	0.00%
Expected warrant life (years)	3	5

Schedule of Stock Options Activity

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at April 1, 2012	1,025,000	$1.31	-	$-
Granted	30,000.87		-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Outstanding at September 30, 2012	1,055,000	$1.29	3.42	$-
Exercisable at September 30, 2012	880,000	$1.37	3.26	$-

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at April 1, 2011	800,000	$1.58	-	$-
Granted	450,000	1.01	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Outstanding at September 30, 2011	1,250,000	$1.38	4.18	$-
Exercisable at September 30, 2011	637,500	$1.55	3.67	$-

Direct Response Consultant [Member]
Stockholders Equity Note [Line Items]
Schedule of Valuation Assumptions

Number of shares underlying the warrants	30,000
Exercise price	$0.87
Volatility	185%
Risk-free interest rate	0.68%
Expected dividend yield	0.00%
Expected warrant life (years)	5

Description of Our Business (Details)	6 Months Ended	0 Months Ended	6 Months Ended
	Sep. 30, 2012	Aug. 09, 2012 EDiet Dot Com [Member]	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]
Description Of Our Business [Line Items]
Infomercial length	28 minutes 30 seconds
Short form length			30 seconds	5 minutes
Number of shares issued for business acquisition		19,077,252
Percent of securities acquired		100.00%

Liquidity (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2010
Liquidity [Abstract]
Cash and cash equivalents	$ 991,645	$ 4,683,186	$ 492,853	$ 541,011	$ 35,502	$ 74,991
Accumulated deficit	$ (15,083,561)	$ (17,268,608)			$ (7,897,323)

Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2012 Accounts Receivable [Member]	Sep. 07, 2012 eDiet.com [Member]	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2011 Stock Options [Member]	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2011 Stock Options [Member]	Sep. 30, 2012 Warrant [Member]	Sep. 30, 2011 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Sep. 30, 2011 Warrant [Member]	Sep. 30, 2012 Convertible Notes [Member]	Sep. 30, 2011 Convertible Notes [Member]	Sep. 30, 2012 Convertible Notes [Member]	Sep. 30, 2011 Convertible Notes [Member]	Sep. 30, 2012 Related Party Convertible Note [Member]	Sep. 30, 2011 Related Party Convertible Note [Member]	Sep. 30, 2012 Related Party Convertible Note [Member]	Sep. 30, 2011 Related Party Convertible Note [Member]	Sep. 30, 2012 Computer Equipment [Member]	Mar. 31, 2012 Computer Equipment [Member]	Sep. 30, 2012 Office Equipment [Member]	Mar. 31, 2012 Office Equipment [Member]	Sep. 30, 2012 Leasehold Improvements [Member]	Mar. 31, 2012 Leasehold Improvements [Member]
Accounting Estimates
Allowance for estimated sales returns			$ 209,858		$ 275,000
Inventories and Advances on Inventory Purchases
Inventories	3,080,952		3,080,952		1,561,314	1,107
Deposits on inventory purchases	667,090		667,090		304,702
Property, Plant and Equipment [Line Items]
Estimated Useful Lives																									3	3
Estimated Useful Lives, minimum																											5	5	1	1
Estimated Useful Lives, maximum																											7	7	3	3
Property, plant and equipment, gross	216,306		216,306		212,679																				67,751	64,724	85,945	85,345	62,610	62,610
Less: accumulated depreciation and amortization	(98,118)		(98,118)		(72,679)
Property, plant and equipment, net	118,188		118,188		140,000	92,732
Depreciation and amortization expense	13,943	11,037	25,439	21,322
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	31,959,314	30,396,814	30,396,814	24,789,002					1,055,000	1,250,000	1,250,000	1,250,000	30,904,314	22,163,064	29,341,814	22,163,064		1,242,188		1,242,188		133,750		133,750
Share-Based Payments
Percent of options vesting after 6 months			50.00%
Percent of options vesting after 12 months			25.00%
Percent of options vesting after 18 months			25.00%
Estimated forfeiture rate			10.00%
Marketing and Advertising Costs
Marketing, advertising and promotional costs	31,046	11,729	54,018	15,716
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Debt instrument, face amount								500,000
Interest rate								12.00%
Receivables
Accounts receivables, net of allowances	736,735		736,735		2,055,132		736,775
Allowance for doubtful accounts	$ 6,000		$ 6,000		$ 75,000

Summary of Significant Accounting Policies (Schedule of Earnings (Loss) Per Share) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share Basic And Diluted [Line Items]
Net income (loss)	$ 12,931,025	$ (12,099,075)	$ 2,185,047	$ (12,446,470)	$ (8,076,982)	$ (6,979,488)
Weighted average number of shares outstanding, basic	32,370,784	11,919,771	32,191,549	11,495,820
Weighted average shares outstanding - dilutive	34,873,579	11,919,771	34,491,919	11,495,820
Basic earnings per share	$ 0.4	$ (1.02)	$ 0.07	$ (1.08)
Diluted earnings per share	$ 0.37	$ (1.02)	$ 0.06	$ (1.08)
Stock Options [Member]
Earnings Per Share Basic And Diluted [Line Items]
Weighted average shares outstanding - dilutive	0
Convertible Notes [Member]
Earnings Per Share Basic And Diluted [Line Items]
Weighted average shares outstanding - dilutive	559,006		281,030
Dilutive Warrants [Member]
Earnings Per Share Basic And Diluted [Line Items]
Weighted average shares outstanding - dilutive	1,943,789		2,019,340

Asset Purchase (Details) (USD $)	0 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended		0 Months Ended		6 Months Ended		0 Months Ended		0 Months Ended					12 Months Ended
	Jun. 28, 2012	May 27, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Oct. 28, 2011	Sep. 30, 2012 Agreement to Acquire Intangible Assets [Member]	Mar. 31, 2012 Agreement to Acquire Intangible Assets [Member]	Jun. 28, 2012 Agreement to Acquire Intangible Assets [Member]	Sep. 30, 2012 May 2011 Shares [Member] Agreement to Acquire Intangible Assets [Member]	Sep. 30, 2012 June2012 Shares [Member] Agreement to Acquire Intangible Assets [Member]	Jun. 02, 2011 Warrant [Member]	Jun. 22, 2011 Warrant [Member]	Sep. 30, 2012 May 201 Warrants [Member] Agreement to Acquire Intangible Assets [Member]	Sep. 30, 2012 June 2012 Warrants [Member] Agreement to Acquire Intangible Assets [Member]	Jun. 28, 2012 Restricted Stock [Member] Agreement to Acquire Intangible Assets [Member]	Jun. 28, 2012 Common Stock Purchase Warrants [Member]	Jun. 28, 2012 Common Stock Purchase Warrants [Member] Agreement to Acquire Intangible Assets [Member]	May 27, 2011 Common Stock Purchase Warrants [Member] Agreement to Acquire Intangible Assets [Member]	May 27, 2011 Certain Assets [Member] Agreement to Acquire Intangible Assets [Member]	May 27, 2011 Certain Assets [Member] Common Stock [Member] Agreement to Acquire Intangible Assets [Member]	May 27, 2011 Certain Assets [Member] Common Stock Purchase Warrants [Member] Agreement to Acquire Intangible Assets [Member]	Mar. 31, 2012 Certain International Rights [Member] Agreement to Acquire Intangible Assets [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Shares issued for intangible assets																	250,000		250,000			250,000
Common shares issued towards asset acquisition			$ 860,112	$ 500,000	$ 500,000																	$ 500,000
Cash paid to acquire intangibles	1,560,000	1,620,000	1,565,525																		25,000			7,000
Warrants issued for intangibles																							50,000
Exercise price of warrants							1						3.15	0.82				7	0.64	7			7
Length of term													3 years						3 years	3 years			3 years
Fair value of warrants issued													205,962
Obligations for purchase of intangibles	10,000	5,000
Transaction costs
Fair value of consideration transferred under agreement									729,450		500,000	257,500			168,320	235,756							162,000
Adjusted exercise price of warrants										1									1
Other liabilities - long term			40,000
Additional cash paid to acquire intangibles								57,640
Intangible asset purchased			2,839,216					2,839,216
Warrant modification			$ 241,880												$ 6,000

Prepaid expenses and other current assets (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Prepaid expenses and other current assets [Abstract]
Prepaid production costs	$ 353,527	$ 93,100
Prepaid royalties	65,000	20,000
Prepaid license fees	33,866	37,549
Prepaid insurance	84,497	45,385
Prepaid investor relations fees		45,000
Prepaid media expenses	28,658
Prepaid expenses - other	37,892	21,129
Prepaid expenses and other current assets	$ 603,440	$ 262,163	$ 46,370

Accrued expenses and other current liabilities (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Accrued expenses and other current liabilities [Abstract]
Accrued compensation	$ 77,155	$ 63,115
Accrued warranty	79,240	90,000
Accrued sales returns	209,858	275,000
Accrued professional fees	43,300	164,999
Accrued rents	2,151
Accrued other	18,577	8,581
Accrued expenses and other current liabilities	$ 430,281	$ 601,695	$ 108,326

Private Placements (Details) (USD $)	0 Months Ended				6 Months Ended	12 Months Ended			0 Months Ended				0 Months Ended				1 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended			0 Months Ended				0 Months Ended				6 Months Ended			0 Months Ended		0 Months Ended
	Sep. 20, 2012	Nov. 18, 2011	Oct. 28, 2011	Jun. 15, 2011	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	May 31, 2011	Oct. 28, 2011 Placement Agent [Member]	Nov. 18, 2011 The Warrants [Member]	Oct. 28, 2011 The Warrants [Member]	Oct. 28, 2011 The Warrants [Member] Placement Agent [Member]	Jun. 15, 2011 Series A Common Stock Warrant [Member]	Jun. 15, 2011 Series B Common Stock Warrant [Member]	Jun. 15, 2011 Series C Common Stock Warrant [Member]	Oct. 28, 2011 Restricted Stock [Member] Placement Agent [Member]	Aug. 31, 2011 Amendment Agreement [Member]	Sep. 30, 2012 Bridge Warrant [Member]	Jun. 22, 2011 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Jun. 02, 2011 Warrant [Member]	Sep. 30, 2012 Warrant [Member] Placement Agent [Member]	Nov. 18, 2011 Common Stock [Member]	Oct. 28, 2011 Common Stock [Member]	Aug. 29, 2011 Bridge Debentures [Member]	Sep. 30, 2012 Bridge Debentures [Member] The Warrants [Member]	Aug. 29, 2011 Bridge Debentures [Member] Bridge Warrant [Member]	Aug. 29, 2011 Bridge Debentures [Member] Warrant [Member]	Sep. 30, 2012 Bridge Debentures [Member] Common Stock [Member]	Sep. 30, 2012 Rogai Note [Member]	Sep. 30, 2012 Rogai Note [Member] The Warrants [Member]	Sep. 30, 2012 Rogai Note [Member] Common Stock [Member]	Apr. 08, 2011 Octagon [Member]	Apr. 08, 2011 Octagon [Member] Warrant [Member]	May 31, 2011 Octagon [Member] Warrant [Member]	Apr. 08, 2011 Octagon [Member] Common Stock [Member]
Private Placement [Line Items]
Number of accredited investors				20																					6
Stock issued during the period				$ 292,500									$ 292,500	$ 146,250	$ 146,250		$ 292,500
Warrants issuance				585,000																		1,164,375				2,869,688			2,869,688					1,171,875
Proceeds from stock issuance, gross		345,000	12,155,000	1,170,000	12,500,000
Initial purchase price, per share				$ 4													$ 2								$ 2
Purchase price of stock, minimum				$ 2
Exercise price of warrants			1						0.8	1	1	1	3	5	10		4		0.82		3.15	0.64									0.8			1	1
Sales commission percentage									10.00%								10.00%
Sales commission percentage for additional expenses									2.00%								2.00%
Purchase percentage of number of shares to broker																	10.00%
Sales commission percentage of exercise of warrants																	10.00%
Gross proceeds from long term debt	1,275,000																								1,800,000
Interest rate																									12.00%					12.00%
Principal amount of debt																									1,800,000					107,000			750,000
Conversion of debt into equity, value																									4,000,000
Conversion price percentage equal to percentage paid by investors					80.00%																				80.00%
Common stock, par value per share					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001																	$ 0.0001
Conversion price																									$ 2		$ 2						$ 4
Maturity date																									Mar 1, 2012
Unamortized discount on debt instrument																									244,000			1,556,289
Period of time for exercising									5 years	5 years	5 years									5 years							3 years
Value used to determine exercise price if no qualified financing occured																											0.9
Units issued, quantity		6.9	243.1
Units issued, per unit value			50,000
Units issued conversion quantity of shares										431,250	62,500												431,250	62,500
Invested amount demonstration			0.8
Invested amount demonstration, quantity of equity received											1													1
Private placement, net		$ 283,600	$ 10,610,653
Stock issued during the period, shares						914,100	4,085,563				15,193,750					100,000								15,194,695
Percentage of shares sold issued as commission									10.00%
Debenture conversion price					$ 0.64
Conversion of warrants, shares																		8,789,063	331,303												133,750	133,750		1,171,875		1,171,875
Disposition restriction period for executive officers					270 days
Disposition period limiting the number of common stock or other securities by executive officers					6 months
Maximum number of securities disposed of by officers, monthly					5,000

Warrant Liabilities (Narrative) (Details) (USD $)	0 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended		0 Months Ended			6 Months Ended	0 Months Ended		6 Months Ended		6 Months Ended			0 Months Ended	6 Months Ended
	Sep. 20, 2012	Nov. 18, 2011	Oct. 28, 2011	Jun. 15, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Aug. 29, 2011 Bridge Debentures [Member]	Sep. 20, 2012 $1,275,000 12% Convertible Debentures [Member]	Sep. 07, 2012 $1,275,000 12% Convertible Debentures [Member]	Sep. 30, 2012 $1,275,000 12% Convertible Debentures [Member]	Jun. 22, 2011 Warrant [Member]	Jun. 02, 2011 Warrant [Member]	Sep. 30, 2012 Warrant [Member] Bridge Debentures [Member]	Aug. 29, 2011 Warrant [Member] Bridge Debentures [Member]	Sep. 30, 2012 Warrant [Member] 12,500,000 Unit Offering [Member]	Nov. 17, 2011 Warrant [Member] 12,500,000 Unit Offering [Member]	Oct. 28, 2011 Warrant [Member] 12,500,000 Unit Offering [Member]	Aug. 29, 2011 Warrant [Member] 12% Convertible Debentures Placement Agent [Member]	Sep. 30, 2012 Warrant [Member] 12% Convertible Debentures Placement Agent [Member]
Class of Warrant or Right [Line Items]
Conversion of warrants, shares															331,303
Exercise price of warrants			1												0.82	3.15
Other income					$ 572	$ 1,199	$ 3,634	$ 1,426	$ 10,076	$ 25,407					$ 523,553
Gross proceeds from long term debt	1,275,000										1,800,000	275,000	1,000,000
Interest rate											12.00%	12.00%
Unamortized discount on debt instrument											244,000	1,249,792						1,556,289
Debt issuance costs							275,936	3,606,399	811,447													1,522,784
Proceeds from stock issuance, gross		345,000	12,155,000	1,170,000			12,500,000
Initial liabililty of warrant														860,112							27,647,424
Closing market price of common stock												$ 1.5	$ 0.75						$ 0.7	$ 0.9	$ 1.25
Warrant revaluation income					$ 14,758,437	$ (6,089,324)	$ 5,429,786	$ (5,565,771)	$ 5,452,436	$ (1,935,256)				$ 69,917			$ 3,518,999		$ 0				$ 1,840,870

Warrant Liabilities (Schedule of Warrants Issued) (Details)	Mar. 31, 2012	Oct. 28, 2011	Jun. 22, 2011 Warrant [Member]	Jun. 02, 2011 Warrant [Member]	Sep. 30, 2012 Warrant [Member] Bridge Debentures and 12,500,000 Unit Offering [Member]	Mar. 31, 2012 Warrant [Member] Bridge Debentures and 12,500,000 Unit Offering [Member]	May 31, 2011 Warrant [Member] Bridge Debentures and 12,500,000 Unit Offering [Member]	Sep. 30, 2012 Warrant [Member] Bridge Debentures and 12,500,000 Unit Offering [Member] Minimum [Member]	Mar. 31, 2012 Warrant [Member] Bridge Debentures and 12,500,000 Unit Offering [Member] Minimum [Member]	May 31, 2011 Warrant [Member] Bridge Debentures and 12,500,000 Unit Offering [Member] Minimum [Member]	Sep. 30, 2012 Warrant [Member] Bridge Debentures and 12,500,000 Unit Offering [Member] Maximum [Member]	Mar. 31, 2012 Warrant [Member] Bridge Debentures and 12,500,000 Unit Offering [Member] Maximum [Member]	May 31, 2011 Warrant [Member] Bridge Debentures and 12,500,000 Unit Offering [Member] Maximum [Member]
Class of Warrant or Right [Line Items]
Number of shares underlying the warrants	34,165,965				34,165,965	32,880,252	32,878,751
Exercise price of warrants		1	0.82	3.15				0.64	0.64	0.64	1	1	1
Expected volatility					181.00%	211.00%
Risk-free interest rate						1.04%		0.23%			0.33%
Dividend yield					0.00%	0.00%
Expected term (in years), minimum					2	2.24
Expected term (in years), maximum					4.33	4.33

Warrant Liabilities (Schedule of Warrant Liabilities at Fair Value) (Details) (USD $)	6 Months Ended				6 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2012 Warrant [Member]	May 31, 2011 Warrant [Member]	Sep. 30, 2012 Bridge Warrant [Member] Warrant [Member]	Sep. 30, 2012 Bridge Warrant Placement Agent [Member] Warrant [Member]	Sep. 30, 2012 Unit Offerings [Member] Warrant [Member]	Sep. 30, 2012 Unit Offerings Placement Agent Member Warrant [Member]	Sep. 30, 2012 2012 Bridge Warrant [Member] Warrant [Member]	Sep. 30, 2012 2012 Bridge Placement Agent Warrant [Member] Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares underlying the warrants		34,165,965			8,789,064	1,165,875	19,800,313	3,125,000	1,071,428	214,285
Beginning balance	$ 25,797,615		$ 32,880,252	$ 27,797,615	$ 6,604,706	$ 876,119	$ 15,816,980	$ 2,499,810
Initial measurement of warrants	860,112								716,760	143,352
Increase in fair value	(5,429,786)				(1,625,276)	(215,594)	(3,042,276)	(476,723)	(58,264)	(11,653)
Ending balance	$ 21,227,942		$ 32,880,252	$ 27,797,615	$ 4,979,430	$ 660,525	$ 12,774,704	$ 2,023,088	$ 658,496	$ 131,699

Related Party Transactions (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended		3 Months Ended		6 Months Ended			0 Months Ended	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Oct. 28, 2011	Jun. 22, 2011 Warrant [Member]	Jun. 02, 2011 Warrant [Member]	Sep. 30, 2012 Rogai Note [Member]	Sep. 30, 2011 Rogai Note [Member]	Sep. 30, 2012 Rogai Note [Member]	Sep. 30, 2011 Rogai Note [Member]	Sep. 30, 2012 Rogai Note [Member] Common Stock [Member]	Aug. 29, 2011 Bridge Debentures [Member]	Sep. 30, 2012 Chief Executive Officer [Member]	Sep. 30, 2012 Chief Executive Officer [Member] Notes Payable [Member]
Related Party Transaction [Line Items]
Notes payable officer						$ 91,219											$ 107,000
Interest rate										12.00%		12.00%			12.00%		12.00%
Maturity date															Mar 1, 2012
Conversion price															$ 2		$ 1.5
Beneficial conversion feature on notes payable			533,032		243,711	107,000										107,000
Conversion of warrants, shares								331,303						133,750
Exercise price of warrants							1	0.82	3.15
Interest accretion in related party note payable				15,781	15,781	91,219
Interest expense - related party		$ 3,208		$ 22,201	$ 23,271	$ 104,783				$ 0	$ 3,210	$ 0	$ 22,201

Notes Payable (Details) (USD $)	0 Months Ended				6 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended		6 Months Ended	0 Months Ended
	Sep. 20, 2012	Nov. 18, 2011	Oct. 28, 2011	Jun. 15, 2011	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Oct. 28, 2011 Placement Agent [Member]	Sep. 07, 2012 EDiet Dot Com [Member]	Sep. 20, 2012 $1,275,000 12% Convertible Debentures [Member]	Sep. 07, 2012 $1,275,000 12% Convertible Debentures [Member]	Sep. 30, 2012 $1,275,000 12% Convertible Debentures [Member]	Sep. 20, 2012 $1,275,000 12% Convertible Debentures [Member] Placement Agent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes payable - current portion					$ 710,306	$ 28,737	$ 9,714
Number of accredited investors				20						11
Gross proceeds from long term debt	1,275,000									275,000	1,000,000
Interest rate									12.00%	12.00%
Benchmark offering amount for conversion										3,000,000
Conversion price percentage equal to percentage paid by investors					80.00%					85.00%
Conversion price discount percenta to volume weighted average price (VWAP)										20.00%
Initial purchase price, per share				$ 4						$ 0.8
Sales commission percentage								10.00%					10.00%
Sales commission percentage of exercise of warrants													10.00%
Exercise price of warrants			1					0.8					0.8
Period of time for exercising								5 years					3 years
Private placement, net		283,600	10,610,653							1,117,825
Sales commission and expenses										127,500
Other offering and related costs										29,675
Debt instrument, face amount									500,000
Unamortized discount on debt instrument										1,249,792
Beneficial conversion feature on notes payable					533,032	243,711	107,000			533,032
Derivative fair value asset (liability)										716,760
Accretion of discount on convertible notes payable										152,000		625,000
Debt issuance costs, net					$ 153,412					$ 305,412

Commitments (Operating Lease) (Details) (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Operating Leased Assets [Line Items]
Income recognized from recovery of deferred rent obligation			$ 71,000
Expense recognized for write-off of security deposits			12,420
Future minimum rental payments required under lease agreement
Year 1	96,626		96,626
Year 2	99,525		99,525
Year 3	25,064		25,064
Year 4
Year 5
Total future minimum rental payments required	221,215		221,215
Rent expense	24,342	31,386	48,684	62,722
2010 Operating Lease Agreement for Clearwater, Florida Headquarters [Member]
Operating Leased Assets [Line Items]
Start date of lease agreement			Jan 20, 2010
Term of lease agreement (in months)	38		38
Square footage of real estate property			10,500
Monthly base rent payment owed for first six months per operating lease agreement	6,000		6,000
Monthly base rent payment owed for month seven through eighteen per operating lease agreement	7,500		7,500
Monthly base rent payment owed for month nineteen through thirty-eight per operating lease agreement	16,182		16,182
Total monthly lease expense recognized over the lease term, using the straight-line method	10,462		10,462
2012 Operating Lease Agreement for Clearwater, Florida Headquarters [Member]
Operating Leased Assets [Line Items]
Start date of lease agreement			Feb 1, 2012
Term of lease agreement (in months)	36		36
Square footage of real estate property			10,500
Monthly base rent payment owed for first twelve months per operating lease agreement	7,875		7,875
Total monthly lease expense recognized over the lease term, using the straight-line method	$ 8,114		$ 8,114
The annual percentage increase in rent payments	3.00%		3.00%

Commitments (Private Placement Contingencies) (Details) (USD $)	6 Months Ended
	Sep. 30, 2012	May 31, 2011
Commitments [Abstract]
The maximum number of days within the termination date, the company was allowed for registration date to become effective for the 2010 Private Placement	180
Termination date for the 2010 Private Placement	Jul 26, 2010
The minimum percentage rate owed to investors for failing to file the registration statement within the 180 day window	1.00%
The maximum percentage rate owed to investors for failing to file the registration statement within the 180 day window	6.00%
The maximum penalty that can be incurred by the company for failing to file the registration statement within the 180 day window	$ 156,000
Amount of accrued penalty for failing to file registration statement within 180 day window	$ 156,000	$ 156,000

Stockholders' Equity (Preferred Stock) (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012	May 31, 2011	Mar. 31, 2011
Stockholders' Equity [Abstract]
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001

Stockholders' Equity (Common Stock) (Details) (USD $)	0 Months Ended
	Oct. 27, 2011	Sep. 30, 2012	Mar. 31, 2012	Jun. 15, 2011	Jun. 14, 2011	May 31, 2011	Mar. 31, 2011
Stockholders' Equity [Abstract]
Common stock, shares authorized		750,000,000	750,000,000	750,000,000	400,000,000	750,000,000	400,000,000
Common stock, par value per share		$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares outstanding		32,370,784	31,970,784			31,970,784	10,886,374
Stock split description	(1:20) reverse stock split

Stockholders' Equity (Common Stock and Warrants) (Narrative) (Details) (USD $)	3 Months Ended	6 Months Ended		0 Months Ended		0 Months Ended	6 Months Ended	0 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Oct. 28, 2011	Jun. 02, 2011 Warrant [Member]	Jun. 22, 2011 Warrant [Member]	Dec. 06, 2011 Stratcon Partners LLC [Member]	Sep. 30, 2012 Stratcon Partners LLC [Member]	Dec. 06, 2011 Stratcon Partners LLC [Member] Restricted Stock [Member]	Dec. 06, 2011 Mediterranean Securities Group LLC [Member]	Sep. 30, 2012 Mediterranean Securities Group LLC [Member]
Stockholders Equity Note [Line Items]
Shares issued for services, shares				75,000			125,000	500,000	25,000	25,000
Stock compensation expense	$ 32,484	$ 95,292					$ 204,500		$ 25,000	$ 25,000
Vesting period				14 months				2 years
Length of term				3 years
Exercise price of warrants			1	3.15	0.82
Valuation method used				Black-Scholes model
Fair value of warrants issued				205,962
Monthly expense for services						12,500
Closing market price of common stock								$ 1
Rent reimbursement expense						$ 2,500

Stockholders' Equity (Schedule of Warrant Valuation Assumptions) (Details)	Oct. 28, 2011	Jun. 02, 2011 Warrant [Member]	Jun. 22, 2011 Warrant [Member]
Stockholders Equity Note [Line Items]
Shares issued for services, shares		75,000
Exercise price of warrants	1	3.15	0.82
Volatility		175.00%
Risk-free interest rate		0.74%
Expected dividend yield		0.00%
Expected life (years)		3

Stockholders' Equity (Schedule of Re-measured Warrant Valuation Assumptions) (Details) (USD $)	3 Months Ended	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Oct. 28, 2011
Stockholders Equity Note [Line Items]
Exercise price of warrants			1
Stock compensation expense	$ 32,484	$ 95,292
Stock compensation expense increase (decrease)	$ (2,787)	$ (1,331)
Re-measurement Unvested Warrant [Member]
Stockholders Equity Note [Line Items]
Number of shares underlying the warrants		18,750
Exercise price of warrants	3.15	3.15
Volatility		197.00%
Risk-free interest rate		0.24%
Expected dividend yield		0.00%
Expected life (years)		1.67

Stockholders' Equity (Schedule of Valuation Assumptions for Common Stock Purchase Warrants) (Details) (USD $)	6 Months Ended		12 Months Ended				0 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Oct. 28, 2011	Jun. 28, 2012 Common Stock Purchase Warrants [Member]	Jun. 28, 2012 Common Stock Purchase Warrants [Member] Agreement to Acquire Intangible Assets [Member]	May 27, 2011 Common Stock Purchase Warrants [Member] Agreement to Acquire Intangible Assets [Member]
Stockholders Equity Note [Line Items]
Number of shares underlying the warrants							250,000	50,000
Exercise price of warrants					1	7	0.64	7
Volatility							185.00%	190.00%
Risk-free interest rate							0.69%	1.65%
Expected dividend yield							0.00%	0.00%
Expected life (years)							3	5
Common shares issued towards asset acquisition	$ 860,112	$ 500,000	$ 500,000

Stockholders' Equity (Equtiy Compensation Plan) (Narrative) (Details) (USD $)	6 Months Ended		1 Months Ended		1 Months Ended	6 Months Ended			0 Months Ended			1 Months Ended	3 Months Ended
	Sep. 30, 2012 The Plans [Member]	Sep. 30, 2011 The Plans [Member]	May 31, 2010 2010 Executive Equity Incentive Plan [Member]	Sep. 30, 2012 2010 Executive Equity Incentive Plan [Member]	May 31, 2010 2 Officers and Directors [Member]	Sep. 30, 2012 Officer and 2 Directors [Member]	Sep. 30, 2012 150,000 Options [Member]	Sep. 30, 2012 50,000 Options [Member]	Mar. 31, 2012 2010 Non Executive Equity Incentive Plan [Member]	Sep. 26, 2011 2010 Non Executive Equity Incentive Plan [Member]	Jul. 15, 2010 2010 Non Executive Equity Incentive Plan [Member]	May 31, 2010 2010 Non Executive Equity Incentive Plan [Member]	Dec. 31, 2010 2010 Non Executive Equity Incentive Plan [Member]	Sep. 30, 2012 2010 Non Executive Equity Incentive Plan [Member]
Stockholders Equity Note [Line Items]
Options granted	30,000	450,000	600,000		600,000							450,000
Options granted exercise price	$ 0.87	$ 1.01			$ 1.5							$ 1.5
Vesting period					18 months		18 months	2 years	18 months	18 months		18 months
Exercise period					5 years		5 years	5 years	5 years	5 years		5 years
Shares of common stock issued for plan, additional						225,000			75,000	300,000	50,000		100,000
Options available to be issued				350,000										295,000
Options forfeited													(400,000)
Unvested options grant date fair value	$ 145,000
Options unvested weighted average remaining contractual term (in years)	4.21
Minimum percentage of fair market price for an exercise price	100.00%
Percentage of ownership of common stock, benchmark	10.00%
Minimum percentage of fair market price for an exercise price, exceeding benchmark ownership percentage	110.00%
Aggregate fair market value of underlying shares can not exceed	$ 100,000
Maximum exercise period for ownership exceeding benchmark	10 years

Stockholders' Equity (Schedule of Valuation Assumptions for Equity Compensation Plans) (Details) (USD $)	6 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Jun. 04, 2012 Direct Response Consultant [Member]	Sep. 30, 2012 Direct Response Consultant [Member]	Sep. 30, 2012 Direct Response Consultant [Member]
Stockholders Equity Note [Line Items]
Services valuation used					Black Scholes
Shares issued for services, shares					30,000
Exercise price					$ 0.87
Volatility					185.00%
Risk-free interest rate					0.68%
Expected dividend yield					0.00%
Expected life (years)					5
Share based compensation	$ 135,108	$ 123,426	$ 356,702	$ 560,880	$ 25,100	$ 53,616	$ 135,108

Stockholders' Equity (Schedule of Stock Options Activity) (Details) (The Plans [Member], USD $)	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
The Plans [Member]
Shares
Options, beginning balance	1,025,000	800,000
Options granted	30,000	450,000
Options exercised
Options forfeited
Options expired
Options, ending balance	1,055,000	1,250,000
Options exercisable	880,000	637,500
Weighted average exercise price
Options, beginning balance	$ 1.31	$ 1.58
Options granted	$ 0.87	$ 1.01
Options exercised
Options forfeited
Options expired
Options, ending balance	$ 1.29	$ 1.38
Options exercisable	$ 1.37	$ 1.55
Aggregate intrinsic value
Options, beginning balance
Options granted
Options, ending balance
Options exercisable
Weighted average remaining contractual life (years)
Options, beginning balance		3.73
Options granted		5
Options exercised
Options, ending balance	3.42	4.18
Options exercisable	3.26	3.67

Litigation (Details) (EDiet Dot Com [Member])	0 Months Ended
Aug. 09, 2012
EDiet Dot Com [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Number of shares issued for business acquisition	19,077,252
Percent of securities acquired	100.00%

Subsequent Events (Details) (USD $)	0 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended			0 Months Ended
	Nov. 18, 2011	Oct. 28, 2011	Jun. 15, 2011	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2012 Warrant [Member]	Jun. 22, 2011 Warrant [Member]	Jun. 02, 2011 Warrant [Member]	Nov. 18, 2011 Common Stock [Member]	Oct. 28, 2011 Common Stock [Member]	Nov. 14, 2012 Seen On TV LLC [Member]	Nov. 14, 2012 November 2012 Offering Private Placement [Member]	Nov. 14, 2012 November 2012 Offering Private Placement [Member] Warrant [Member]	Nov. 14, 2012 November 2012 Offering Private Placement [Member] Common Stock [Member]	Nov. 14, 2012 12% Senior Secured Convertible Notes [Member] Warrant [Member]	Nov. 14, 2012 12% Senior Secured Convertible Notes [Member] Common Stock [Member]	Nov. 14, 2012 2012 Bridge Warrants [Member] Warrant [Member]	Nov. 14, 2012 2012 Bridge Warrants [Member] Common Stock [Member]	Aug. 09, 2012 EDiet Dot Com [Member]	Sep. 07, 2012 EDiet Dot Com [Member]
Subsequent Event [Line Items]
Number of shares issued for business acquisition																				19,077,252
Percent of securities acquired																				100.00%
Debt instrument, face amount												$ 1,500,000									$ 500,000
Interest rate																					12.00%
Units issued, quantity	6.9	243.1											61
Number of equity instruments within units														35,750	71,500
Exercise price of warrants		1						0.82	3.15					0.8		0.8		0.595
Units issued, per unit value		50,000											50,050
Units issued conversion quantity of shares										431,250	62,500
Proceeds from stock issuance, gross	$ 345,000	$ 12,155,000	$ 1,170,000	$ 12,500,000									$ 3,053,085
Stock issued during the period, shares					914,100	4,085,563					15,194,695	190,068		2,180,775	4,631,550	1,095,070	2,190,140
Warrants issuance			585,000
Period of time for exercising							5 years									3 years
Additional shares due to trigger																		13,343,138	5,735,149